Shareholder Report		12 Months Ended
		Jul. 31, 2025 USD ($) Holding	Jul. 31, 2024
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		iShares Trust
Entity Central Index Key		0001100663
Entity Investment Company Type		N-1A
Document Period End Date		Jul. 31, 2025
C000069397
Shareholder Report [Line Items]
Fund Name		iShares Core 30/70 Conservative Allocation ETF
Trading Symbol		AOK
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares Core 30/70 Conservative Allocation ETF (the “Fund”) (formerly known as iShares Core Conservative Allocation ETF) for the period of August 1, 2024 to July 31, 2025
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core 30/70 Conservative Allocation ETF	$10Footnote Reference(a)	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	[1]	$ 10
Expense Ratio, Percent	[1]	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund returned 7.29%.

  For the same period, the Bloomberg U.S. Universal Index returned 4.00% and the MSCI All Country World Index (Net) returned 15.87%.

What contributed to performance?

U.S. large-capitalization equities were the largest contributor to the Fund’s return during the reporting period. In particular, semiconductor stocks gained amid continued demand for artificial intelligence (“AI”) and generative AI workloads in data centers, while systems software firms benefited from strong growth in their respective cloud businesses and increasing adoption of AI technologies. International developed stocks, particularly in Germany, gained amid optimism surrounding a historic fiscal stimulus plan targeting infrastructure and defense spending.

Within the bond allocation, longer-dated U.S. dollar-denominated bonds contributed.

What detracted from performance?

During the reporting period, there were no meaningful detractors from the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	Bloomberg U.S. Universal Index	MSCI All Country World Index (Net)	S&P Target Risk Conservative Index
Jul 15	$10,193	$10,000	$10,000	$10,000
Aug 15	$9,970	$9,971	$9,597	$9,780
Sep 15	$9,896	$10,009	$9,249	$9,711
Oct 15	$10,119	$10,042	$9,974	$9,928
Nov 15	$10,107	$10,005	$9,890	$9,917
Dec 15	$9,999	$9,955	$9,711	$9,812
Jan 16	$9,904	$10,065	$9,124	$9,720
Feb 16	$9,934	$10,136	$9,061	$9,746
Mar 16	$10,233	$10,261	$9,732	$10,043
Apr 16	$10,302	$10,331	$9,876	$10,111
May 16	$10,340	$10,339	$9,889	$10,145
Jun 16	$10,475	$10,520	$9,828	$10,281
Jul 16	$10,667	$10,607	$10,253	$10,468
Aug 16	$10,669	$10,619	$10,288	$10,473
Sep 16	$10,694	$10,621	$10,348	$10,496
Oct 16	$10,560	$10,551	$10,171	$10,365
Nov 16	$10,421	$10,314	$10,248	$10,231
Dec 16	$10,513	$10,344	$10,469	$10,311
Jan 17	$10,590	$10,381	$10,754	$10,388
Feb 17	$10,742	$10,461	$11,056	$10,538
Mar 17	$10,796	$10,457	$11,192	$10,592
Apr 17	$10,915	$10,544	$11,367	$10,708
May 17	$11,041	$10,625	$11,615	$10,829
Jun 17	$11,058	$10,616	$11,664	$10,846
Jul 17	$11,183	$10,669	$11,990	$10,996
Aug 17	$11,261	$10,761	$12,035	$11,072
Sep 17	$11,299	$10,723	$12,268	$11,113
Oct 17	$11,394	$10,736	$12,523	$11,209
Nov 17	$11,454	$10,720	$12,764	$11,258
Dec 17	$11,523	$10,767	$12,970	$11,328
Jan 18	$11,650	$10,664	$13,701	$11,456
Feb 18	$11,404	$10,563	$13,123	$11,214
Mar 18	$11,425	$10,616	$12,829	$11,236
Apr 18	$11,375	$10,545	$12,961	$11,190
May 18	$11,421	$10,603	$12,978	$11,238
Jun 18	$11,404	$10,587	$12,909	$11,220
Jul 18	$11,524	$10,609	$13,297	$11,343
Aug 18	$11,587	$10,662	$13,400	$11,404
Sep 18	$11,564	$10,616	$13,457	$11,381
Oct 18	$11,235	$10,527	$12,450	$11,058
Nov 18	$11,322	$10,574	$12,633	$11,147
Dec 18	$11,191	$10,740	$11,744	$11,020
Jan 19	$11,540	$10,888	$12,671	$11,365
Feb 19	$11,641	$10,900	$13,008	$11,469
Mar 19	$11,837	$11,097	$13,173	$11,663
Apr 19	$11,976	$11,112	$13,617	$11,800
May 19	$11,870	$11,283	$12,808	$11,699
Jun 19	$12,203	$11,442	$13,649	$12,007
Jul 19	$12,235	$11,476	$13,689	$12,043
Aug 19	$12,359	$11,736	$13,364	$12,189
Sep 19	$12,405	$11,685	$13,647	$12,235
Oct 19	$12,521	$11,723	$14,024	$12,351
Nov 19	$12,595	$11,720	$14,368	$12,424
Dec 19	$12,731	$11,738	$14,872	$12,561
Jan 20	$12,830	$11,948	$14,673	$12,658
Feb 20	$12,625	$12,127	$13,514	$12,460
Mar 20	$11,932	$11,891	$11,691	$11,778
Apr 20	$12,403	$12,129	$12,944	$12,242
May 20	$12,704	$12,242	$13,503	$12,543
Jun 20	$12,887	$12,344	$13,933	$12,725
Jul 20	$13,211	$12,561	$14,268	$13,052
Aug 20	$13,386	$12,489	$15,565	$13,233
Sep 20	$13,253	$12,466	$15,063	$13,104
Oct 20	$13,133	$12,422	$14,696	$12,987
Nov 20	$13,687	$12,584	$16,509	$13,538
Dec 20	$13,923	$12,627	$17,278	$13,775
Jan 21	$13,851	$12,548	$17,197	$13,707
Feb 21	$13,834	$12,386	$17,593	$13,690
Mar 21	$13,903	$12,242	$18,060	$13,760
Apr 21	$14,151	$12,345	$18,846	$14,008
May 21	$14,240	$12,392	$19,130	$14,100
Jun 21	$14,357	$12,482	$19,392	$14,217
Jul 21	$14,493	$12,607	$19,525	$14,356
Aug 21	$14,583	$12,599	$20,014	$14,447
Sep 21	$14,301	$12,491	$19,188	$14,169
Oct 21	$14,510	$12,481	$20,168	$14,379
Nov 21	$14,431	$12,496	$19,684	$14,301
Dec 21	$14,591	$12,488	$20,472	$14,462
Jan 22	$14,189	$12,214	$19,470	$14,065
Feb 22	$13,943	$12,048	$18,967	$13,820
Mar 22	$13,775	$11,724	$19,379	$13,655
Apr 22	$13,099	$11,287	$17,827	$12,985
May 22	$13,167	$11,349	$17,847	$13,054
Jun 22	$12,673	$11,122	$16,337	$12,563
Jul 22	$13,166	$11,402	$17,477	$13,054
Aug 22	$12,736	$11,105	$16,833	$12,627
Sep 22	$12,033	$10,627	$15,222	$11,930
Oct 22	$12,180	$10,510	$16,141	$12,076
Nov 22	$12,836	$10,902	$17,392	$12,729
Dec 22	$12,544	$10,865	$16,703	$12,440
Jan 23	$13,106	$11,202	$17,903	$12,999
Feb 23	$12,756	$10,927	$17,393	$12,652
Mar 23	$13,092	$11,183	$17,930	$12,987
Apr 23	$13,200	$11,252	$18,183	$13,094
May 23	$13,059	$11,135	$17,985	$12,956
Jun 23	$13,285	$11,118	$19,027	$13,182
Jul 23	$13,427	$11,129	$19,724	$13,323
Aug 23	$13,263	$11,062	$19,173	$13,161
Sep 23	$12,883	$10,798	$18,380	$12,783
Oct 23	$12,649	$10,636	$17,827	$12,552
Nov 23	$13,361	$11,114	$19,473	$13,260
Dec 23	$13,903	$11,536	$20,407	$13,800
Jan 24	$13,939	$11,508	$20,519	$13,836
Feb 24	$13,975	$11,370	$21,401	$13,874
Mar 24	$14,211	$11,482	$22,075	$14,109
Apr 24	$13,840	$11,214	$21,345	$13,742
May 24	$14,186	$11,400	$22,207	$14,086
Jun 24	$14,330	$11,504	$22,702	$14,231
Jul 24	$14,642	$11,765	$22,481	$14,542
Aug 24	$14,604	$11,938	$23,658	$14,785
Sep 24	$14,833	$12,102	$24,205	$15,019
Oct 24	$14,510	$11,827	$23,666	$14,693
Nov 24	$14,791	$11,952	$23,785	$14,979
Dec 24	$14,525	$11,771	$23,218	$14,710
Jan 25	$14,713	$11,842	$24,137	$14,901
Feb 25	$14,890	$12,087	$23,998	$15,082
Mar 25	$14,722	$12,084	$23,048	$14,913
Apr 25	$14,799	$12,127	$23,258	$14,992
May 25	$15,017	$12,065	$24,592	$15,215
Jun 25	$15,379	$12,253	$25,699	$15,582
Jul 25	$15,412	$12,236	$26,049	$15,617

Average Annual Return [Table Text Block]
...
1 Year	5 Years	10 Years
Fund NAV...
7.29%	3.52%	4.42%
Bloomberg U.S. Universal Index...
4.00	(0.52)	2.04
MSCI All Country World Index (Net)...
15.87	12.79	10.05
S&P Target Risk Conservative Index...
7.39	3.65	4.56

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date			Jul. 31, 2024
AssetsNet		$ 629,172,274
Holdings Count | Holding		9
Advisory Fees Paid, Amount		$ 599,708
InvestmentCompanyPortfolioTurnover		3.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$629,172,274
Number of Portfolio Holdings...
9
Net Investment Advisory Fees...
$599,708
Portfolio Turnover Rate...
3%

Holdings [Text Block]

Portfolio composition

All holdings

Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Fixed Income...
57.3%
Domestic Equity...
20.8
International Equity...
11.8
International Fixed Income...
10.1
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Core Total USD Bond Market ETF...
57.3%
iShares Core S&P 500 ETF...
19.2
iShares Core International Aggregate Bond ETF...
10.1
iShares Core MSCI International Developed Markets ETF...
8.4
iShares Core MSCI Emerging Markets ETF...
3.4
iShares Core S&P Mid-Cap ETF...
1.1
iShares Core S&P Small-Cap ETF...
0.5
Footnote	Description
Footnote(a)	Excludes money market funds.

Updated Prospectus Phone Number		(1-800-474-2737)
Updated Prospectus Web Address		blackrock.com/fundreports
C000069398
Shareholder Report [Line Items]
Fund Name		iShares Core 40/60 Moderate Allocation ETF
Trading Symbol		AOM
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares Core 40/60 Moderate Allocation ETF (the “Fund”) (formerly known as iShares Core Moderate Allocation ETF) for the period of August 1, 2024 to July 31, 2025
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core 40/60 Moderate Allocation ETF	$10Footnote Reference(a)	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	[2]	$ 10
Expense Ratio, Percent	[2]	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund returned 8.38%.

  For the same period, the Bloomberg U.S. Universal Index returned 4.00% and the MSCI All Country World Index (Net) returned 15.87%.

What contributed to performance?

U.S. large-capitalization equities were the largest contributor to the Fund’s return during the reporting period. In particular, semiconductor stocks gained amid continued demand for artificial intelligence (“AI”) and generative AI workloads in data centers, while systems software firms benefited from strong growth in their respective cloud businesses and increasing adoption of AI technologies. International developed stocks, particularly in Germany, gained amid optimism surrounding a historic fiscal stimulus plan targeting infrastructure and defense spending.

Within the bond allocation, longer-dated U.S. dollar-denominated bonds contributed.

What detracted from performance?

During the reporting period, there were no meaningful detractors from the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	Bloomberg U.S. Universal Index	MSCI All Country World Index (Net)	S&P Target Risk Moderate Index
Jul 15	$10,000	$10,000	$10,000	$10,000
Aug 15	$9,710	$9,971	$9,597	$9,711
Sep 15	$9,608	$10,009	$9,249	$9,608
Oct 15	$9,888	$10,042	$9,974	$9,888
Nov 15	$9,879	$10,005	$9,890	$9,881
Dec 15	$9,759	$9,955	$9,711	$9,762
Jan 16	$9,604	$10,065	$9,124	$9,608
Feb 16	$9,613	$10,136	$9,061	$9,614
Mar 16	$9,962	$10,261	$9,732	$9,966
Apr 16	$10,036	$10,331	$9,876	$10,040
May 16	$10,076	$10,339	$9,889	$10,081
Jun 16	$10,186	$10,520	$9,828	$10,189
Jul 16	$10,403	$10,607	$10,253	$10,407
Aug 16	$10,411	$10,619	$10,288	$10,417
Sep 16	$10,443	$10,621	$10,348	$10,451
Oct 16	$10,303	$10,551	$10,171	$10,309
Nov 16	$10,204	$10,314	$10,248	$10,213
Dec 16	$10,313	$10,344	$10,469	$10,311
Jan 17	$10,418	$10,381	$10,754	$10,419
Feb 17	$10,588	$10,461	$11,056	$10,589
Mar 17	$10,656	$10,457	$11,192	$10,659
Apr 17	$10,781	$10,544	$11,367	$10,784
May 17	$10,922	$10,625	$11,615	$10,923
Jun 17	$10,949	$10,616	$11,664	$10,948
Jul 17	$11,095	$10,669	$11,990	$11,121
Aug 17	$11,166	$10,761	$12,035	$11,192
Sep 17	$11,234	$10,723	$12,268	$11,262
Oct 17	$11,351	$10,736	$12,523	$11,382
Nov 17	$11,434	$10,720	$12,764	$11,455
Dec 17	$11,519	$10,767	$12,970	$11,542
Jan 18	$11,719	$10,664	$13,701	$11,744
Feb 18	$11,428	$10,563	$13,123	$11,454
Mar 18	$11,428	$10,616	$12,829	$11,454
Apr 18	$11,391	$10,545	$12,961	$11,420
May 18	$11,436	$10,603	$12,978	$11,468
Jun 18	$11,409	$10,587	$12,909	$11,442
Jul 18	$11,565	$10,609	$13,297	$11,600
Aug 18	$11,633	$10,662	$13,400	$11,666
Sep 18	$11,614	$10,616	$13,457	$11,651
Oct 18	$11,203	$10,527	$12,450	$11,240
Nov 18	$11,305	$10,574	$12,633	$11,343
Dec 18	$11,075	$10,740	$11,744	$11,112
Jan 19	$11,490	$10,888	$12,671	$11,534
Feb 19	$11,624	$10,900	$13,008	$11,667
Mar 19	$11,810	$11,097	$13,173	$11,858
Apr 19	$11,986	$11,112	$13,617	$12,036
May 19	$11,796	$11,283	$12,808	$11,845
Jun 19	$12,177	$11,442	$13,649	$12,216
Jul 19	$12,204	$11,476	$13,689	$12,246
Aug 19	$12,280	$11,736	$13,364	$12,342
Sep 19	$12,358	$11,685	$13,647	$12,420
Oct 19	$12,508	$11,723	$14,024	$12,573
Nov 19	$12,606	$11,720	$14,368	$12,675
Dec 19	$12,787	$11,738	$14,872	$12,858
Jan 20	$12,835	$11,948	$14,673	$12,909
Feb 20	$12,519	$12,127	$13,514	$12,593
Mar 20	$11,684	$11,891	$11,691	$11,750
Apr 20	$12,232	$12,129	$12,944	$12,305
May 20	$12,575	$12,242	$13,503	$12,653
Jun 20	$12,784	$12,344	$13,933	$12,863
Jul 20	$13,149	$12,561	$14,268	$13,240
Aug 20	$13,414	$12,489	$15,565	$13,513
Sep 20	$13,240	$12,466	$15,063	$13,340
Oct 20	$13,095	$12,422	$14,696	$13,195
Nov 20	$13,782	$12,584	$16,509	$13,893
Dec 20	$14,079	$12,627	$17,278	$14,198
Jan 21	$14,010	$12,548	$17,197	$14,132
Feb 21	$14,056	$12,386	$17,593	$14,177
Mar 21	$14,186	$12,242	$18,060	$14,311
Apr 21	$14,487	$12,345	$18,846	$14,620
May 21	$14,605	$12,392	$19,130	$14,739
Jun 21	$14,726	$12,482	$19,392	$14,864
Jul 21	$14,863	$12,607	$19,525	$15,007
Aug 21	$14,991	$12,599	$20,014	$15,138
Sep 21	$14,653	$12,491	$19,188	$14,799
Oct 21	$14,947	$12,481	$20,168	$15,097
Nov 21	$14,825	$12,496	$19,684	$14,975
Dec 21	$15,054	$12,488	$20,472	$15,208
Jan 22	$14,604	$12,214	$19,470	$14,755
Feb 22	$14,326	$12,048	$18,967	$14,474
Mar 22	$14,219	$11,724	$19,379	$14,366
Apr 22	$13,461	$11,287	$17,827	$13,601
May 22	$13,536	$11,349	$17,847	$13,678
Jun 22	$12,942	$11,122	$16,337	$13,076
Jul 22	$13,502	$11,402	$17,477	$13,644
Aug 22	$13,042	$11,105	$16,833	$13,179
Sep 22	$12,250	$10,627	$15,222	$12,379
Oct 22	$12,486	$10,510	$16,141	$12,619
Nov 22	$13,216	$10,902	$17,392	$13,358
Dec 22	$12,877	$10,865	$16,703	$13,016
Jan 23	$13,512	$11,202	$17,903	$13,659
Feb 23	$13,139	$10,927	$17,393	$13,282
Mar 23	$13,490	$11,183	$17,930	$13,639
Apr 23	$13,617	$11,252	$18,183	$13,768
May 23	$13,465	$11,135	$17,985	$13,615
Jun 23	$13,776	$11,118	$19,027	$13,932
Jul 23	$13,972	$11,129	$19,724	$14,132
Aug 23	$13,768	$11,062	$19,173	$13,926
Sep 23	$13,344	$10,798	$18,380	$13,497
Oct 23	$13,082	$10,636	$17,827	$13,232
Nov 23	$13,876	$11,114	$19,473	$14,039
Dec 23	$14,459	$11,536	$20,407	$14,631
Jan 24	$14,493	$11,508	$20,519	$14,666
Feb 24	$14,616	$11,370	$21,401	$14,792
Mar 24	$14,900	$11,482	$22,075	$15,081
Apr 24	$14,491	$11,214	$21,345	$14,667
May 24	$14,898	$11,400	$22,207	$15,081
Jun 24	$15,061	$11,504	$22,702	$15,248
Jul 24	$15,384	$11,765	$22,481	$15,577
Aug 24	$15,655	$11,938	$23,658	$15,853
Sep 24	$15,914	$12,102	$24,205	$16,117
Oct 24	$15,564	$11,827	$23,666	$15,764
Nov 24	$15,904	$11,952	$23,785	$16,110
Dec 24	$15,595	$11,771	$23,218	$15,797
Jan 25	$15,836	$11,842	$24,137	$16,043
Feb 25	$15,992	$12,087	$23,998	$16,203
Mar 25	$15,760	$12,084	$23,048	$15,968
Apr 25	$15,845	$12,127	$23,258	$16,056
May 25	$16,174	$12,065	$24,592	$16,391
Jun 25	$16,617	$12,253	$25,699	$16,843
Jul 25	$16,673	$12,236	$26,049	$16,901

Average Annual Return [Table Text Block]
...
1 Year	5 Years	10 Years
Fund NAV...
8.38%	4.86%	5.25%
Bloomberg U.S. Universal Index...
4.00	(0.52)	2.04
MSCI All Country World Index (Net)...
15.87	12.79	10.05
S&P Target Risk Moderate Index...
8.50	5.00	5.39

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date			Jul. 31, 2024
AssetsNet		$ 1,528,715,865
Holdings Count | Holding		9
Advisory Fees Paid, Amount		$ 1,422,633
InvestmentCompanyPortfolioTurnover		5.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,528,715,865
Number of Portfolio Holdings...
9
Net Investment Advisory Fees...
$1,422,633
Portfolio Turnover Rate...
5%

Holdings [Text Block]

Portfolio composition

All holdings

Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Fixed Income...
48.5%
Domestic Equity...
27.4
International Equity...
15.6
International Fixed Income...
8.5
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Core Total USD Bond Market ETF...
48.5%
iShares Core S&P 500 ETF...
25.4
iShares Core MSCI International Developed Markets ETF...
11.1
iShares Core International Aggregate Bond ETF...
8.5
iShares Core MSCI Emerging Markets ETF...
4.5
iShares Core S&P Mid-Cap ETF...
1.4
iShares Core S&P Small-Cap ETF...
0.6
Footnote	Description
Footnote(a)	Excludes money market funds.

Updated Prospectus Phone Number		(1-800-474-2737)
Updated Prospectus Web Address		blackrock.com/fundreports
C000069399
Shareholder Report [Line Items]
Fund Name		iShares Core 60/40 Balanced Allocation ETF
Trading Symbol		AOR
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares Core 60/40 Balanced Allocation ETF (the “Fund”) (formerly known as iShares Core Growth Allocation ETF) for the period of August 1, 2024 to July 31, 2025
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core 60/40 Balanced Allocation ETF	$11Footnote Reference(a)	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	[3]	$ 11
Expense Ratio, Percent	[3]	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund returned 10.58%.

  For the same period, the MSCI All Country World Index (Net) returned 15.87% and the Bloomberg U.S. Universal Index returned 4.00%.

What contributed to performance?

U.S. large-capitalization equities were the largest contributor to the Fund’s return during the reporting period. In particular, semiconductor stocks gained amid continued demand for artificial intelligence (“AI”) and generative AI workloads in data centers, while systems software firms benefited from strong growth in their respective cloud businesses and increasing adoption of AI technologies. International developed stocks, particularly in Germany, gained amid optimism surrounding a historic fiscal stimulus plan targeting infrastructure and defense spending.

Within the bond allocation, longer-dated U.S. dollar-denominated bonds contributed.

What detracted from performance?

During the reporting period, there were no meaningful detractors from the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	MSCI All Country World Index (Net)	Bloomberg U.S. Universal Index	S&P Target Risk Balanced Index
Jul 15	$10,000	$10,000	$10,000	$10,000
Aug 15	$9,578	$9,597	$9,971	$9,815
Sep 15	$9,408	$9,249	$10,009	$9,640
Oct 15	$9,808	$9,974	$10,042	$10,052
Nov 15	$9,808	$9,890	$10,005	$10,053
Dec 15	$9,662	$9,711	$9,955	$9,904
Jan 16	$9,383	$9,124	$10,065	$9,620
Feb 16	$9,351	$9,061	$10,136	$9,585
Mar 16	$9,809	$9,732	$10,261	$10,059
Apr 16	$9,894	$9,876	$10,331	$10,147
May 16	$9,947	$9,889	$10,339	$10,199
Jun 16	$10,002	$9,828	$10,520	$10,257
Jul 16	$10,280	$10,253	$10,607	$10,541
Aug 16	$10,297	$10,288	$10,619	$10,560
Sep 16	$10,350	$10,348	$10,621	$10,616
Oct 16	$10,189	$10,171	$10,551	$10,451
Nov 16	$10,166	$10,248	$10,314	$10,428
Dec 16	$10,306	$10,469	$10,344	$10,567
Jan 17	$10,471	$10,754	$10,381	$10,737
Feb 17	$10,680	$11,056	$10,461	$10,952
Mar 17	$10,779	$11,192	$10,457	$11,055
Apr 17	$10,923	$11,367	$10,544	$11,204
May 17	$11,097	$11,615	$10,625	$11,381
Jun 17	$11,140	$11,664	$10,616	$11,427
Jul 17	$11,341	$11,990	$10,669	$11,651
Aug 17	$11,395	$12,035	$10,761	$11,711
Sep 17	$11,526	$12,268	$10,723	$11,846
Oct 17	$11,689	$12,523	$10,736	$12,016
Nov 17	$11,823	$12,764	$10,720	$12,145
Dec 17	$11,942	$12,970	$10,767	$12,272
Jan 18	$12,299	$13,701	$10,664	$12,640
Feb 18	$11,911	$13,123	$10,563	$12,244
Mar 18	$11,863	$12,829	$10,616	$12,198
Apr 18	$11,850	$12,961	$10,545	$12,187
May 18	$11,898	$12,978	$10,603	$12,237
Jun 18	$11,852	$12,909	$10,587	$12,194
Jul 18	$12,082	$13,297	$10,609	$12,432
Aug 18	$12,157	$13,400	$10,662	$12,511
Sep 18	$12,160	$13,457	$10,616	$12,517
Oct 18	$11,558	$12,450	$10,527	$11,905
Nov 18	$11,688	$12,633	$10,574	$12,036
Dec 18	$11,245	$11,744	$10,740	$11,582
Jan 19	$11,821	$12,671	$10,888	$12,174
Feb 19	$12,011	$13,008	$10,900	$12,373
Mar 19	$12,194	$13,173	$11,097	$12,563
Apr 19	$12,451	$13,617	$11,112	$12,831
May 19	$12,071	$12,808	$11,283	$12,441
Jun 19	$12,583	$13,649	$11,442	$12,960
Jul 19	$12,594	$13,689	$11,476	$12,979
Aug 19	$12,572	$13,364	$11,736	$12,965
Sep 19	$12,715	$13,647	$11,685	$13,116
Oct 19	$12,943	$14,024	$11,723	$13,351
Nov 19	$13,102	$14,368	$11,720	$13,517
Dec 19	$13,378	$14,872	$11,738	$13,804
Jan 20	$13,333	$14,673	$11,948	$13,769
Feb 20	$12,767	$13,514	$12,127	$13,180
Mar 20	$11,597	$11,691	$11,891	$11,974
Apr 20	$12,336	$12,944	$12,129	$12,734
May 20	$12,772	$13,503	$12,242	$13,189
Jun 20	$13,034	$13,933	$12,344	$13,466
Jul 20	$13,501	$14,268	$12,561	$13,587
Aug 20	$13,954	$15,565	$12,489	$14,426
Sep 20	$13,693	$15,063	$12,466	$14,160
Oct 20	$13,493	$14,696	$12,422	$13,954
Nov 20	$14,489	$16,509	$12,584	$14,996
Dec 20	$14,929	$17,278	$12,627	$15,453
Jan 21	$14,863	$17,197	$12,548	$15,390
Feb 21	$15,037	$17,593	$12,386	$15,573
Mar 21	$15,303	$18,060	$12,242	$15,848
Apr 21	$15,731	$18,846	$12,345	$16,294
May 21	$15,908	$19,130	$12,392	$16,479
Jun 21	$16,046	$19,392	$12,482	$16,619
Jul 21	$16,191	$19,525	$12,607	$16,773
Aug 21	$16,407	$20,014	$12,599	$16,999
Sep 21	$15,937	$19,188	$12,491	$16,513
Oct 21	$16,425	$20,168	$12,481	$17,021
Nov 21	$16,202	$19,684	$12,496	$16,796
Dec 21	$16,592	$20,472	$12,488	$17,205
Jan 22	$16,019	$19,470	$12,214	$16,610
Feb 22	$15,663	$18,967	$12,048	$16,241
Mar 22	$15,688	$19,379	$11,724	$16,266
Apr 22	$14,719	$17,827	$11,287	$15,261
May 22	$14,814	$17,847	$11,349	$15,359
Jun 22	$13,974	$16,337	$11,122	$14,485
Jul 22	$14,704	$17,477	$11,402	$15,242
Aug 22	$14,159	$16,833	$11,105	$14,677
Sep 22	$13,142	$15,222	$10,627	$13,623
Oct 22	$13,590	$16,141	$10,510	$14,089
Nov 22	$14,506	$17,392	$10,902	$15,039
Dec 22	$14,053	$16,703	$10,865	$14,572
Jan 23	$14,870	$17,903	$11,202	$15,421
Feb 23	$14,435	$17,393	$10,927	$14,971
Mar 23	$14,831	$17,930	$11,183	$15,382
Apr 23	$15,004	$18,183	$11,252	$15,560
May 23	$14,821	$17,985	$11,135	$15,372
Jun 23	$15,335	$19,027	$11,118	$15,909
Jul 23	$15,662	$19,724	$11,129	$16,250
Aug 23	$15,359	$19,173	$11,062	$15,936
Sep 23	$14,823	$18,380	$10,798	$15,380
Oct 23	$14,489	$17,827	$10,636	$15,035
Nov 23	$15,499	$19,473	$11,114	$16,089
Dec 23	$16,195	$20,407	$11,536	$16,816
Jan 24	$16,224	$20,519	$11,508	$16,848
Feb 24	$16,552	$21,401	$11,370	$17,193
Mar 24	$16,955	$22,075	$11,482	$17,609
Apr 24	$16,443	$21,345	$11,214	$17,079
May 24	$17,009	$22,207	$11,400	$17,667
Jun 24	$17,222	$22,702	$11,504	$17,893
Jul 24	$17,579	$22,481	$11,765	$17,787
Aug 24	$17,926	$23,658	$11,938	$18,628
Sep 24	$18,252	$24,205	$12,102	$18,964
Oct 24	$17,842	$23,666	$11,827	$18,539
Nov 24	$18,323	$23,785	$11,952	$18,647
Dec 24	$17,914	$23,218	$11,771	$18,232
Jan 25	$18,282	$24,137	$11,842	$18,506
Feb 25	$18,383	$23,998	$12,087	$18,610
Mar 25	$18,000	$23,048	$12,084	$18,219
Apr 25	$18,102	$23,258	$12,127	$18,324
May 25	$18,693	$24,592	$12,065	$18,929
Jun 25	$19,330	$25,699	$12,253	$19,576
Jul 25	$19,440	$26,049	$12,236	$19,689

Average Annual Return [Table Text Block]
...
1 Year	5 Years	10 Years
Fund NAV...
10.58%	7.56%	6.87%
MSCI All Country World Index (Net)...
15.87	12.79	10.05
Bloomberg U.S. Universal Index...
4.00	(0.52)	2.04
S&P Target Risk Balanced Index...
10.69	7.70	7.01

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date			Jul. 31, 2024
AssetsNet		$ 2,573,687,554
Holdings Count | Holding		9
Advisory Fees Paid, Amount		$ 2,323,358
InvestmentCompanyPortfolioTurnover		5.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$2,573,687,554
Number of Portfolio Holdings...
9
Net Investment Advisory Fees...
$2,323,358
Portfolio Turnover Rate...
5%

Holdings [Text Block]

Portfolio composition

All holdings

Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
40.1%
Domestic Fixed Income...
31.5
International Equity...
22.8
International Fixed Income...
5.6
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Core S&P 500 ETF...
37.2%
iShares Core Total USD Bond Market ETF...
31.5
iShares Core MSCI International Developed Markets ETF...
16.2
iShares Core MSCI Emerging Markets ETF...
6.6
iShares Core International Aggregate Bond ETF...
5.6
iShares Core S&P Mid-Cap ETF...
2.0
iShares Core S&P Small-Cap ETF...
0.9
Footnote	Description
Footnote(a)	Excludes money market funds.

Updated Prospectus Phone Number		(1-800-474-2737)
Updated Prospectus Web Address		blackrock.com/fundreports
C000069400
Shareholder Report [Line Items]
Fund Name		iShares Core 80/20 Aggressive Allocation ETF
Trading Symbol		AOA
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares Core 80/20 Aggressive Allocation ETF (the “Fund”) (formerly known as iShares Core Aggressive Allocation ETF) for the period of August 1, 2024 to July 31, 2025
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core 80/20 Aggressive Allocation ETF	$12Footnote Reference(a)	0.11%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	[4]	$ 12
Expense Ratio, Percent	[4]	0.11%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund returned 12.74%.

  For the same period, the MSCI All Country World Index (Net) returned 15.87% and the Bloomberg U.S. Universal Index returned 4.00%.

What contributed to performance?

U.S. large-capitalization equities were the largest contributor to the Fund’s return during the reporting period. In particular, semiconductor stocks gained amid continued demand for artificial intelligence (“AI”) and generative AI workloads in data centers, while systems software firms benefited from strong growth in their respective cloud businesses and increasing adoption of AI technologies. International developed stocks also contributed. German stocks were driven by strong corporate earnings and optimism surrounding a historic fiscal stimulus plan targeting infrastructure and defense, which supported firms in the industrials space. Emerging-market equities also contributed, especially Chinese stocks, which benefited from the country's historic stimulus packages; the country’s interactive media and services stocks were supported by AI powered innovation and investments.

What detracted from performance?

During the reporting period, there were no meaningful detractors from the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	MSCI All Country World Index (Net)	Bloomberg U.S. Universal Index	S&P Target Risk Aggressive Index
Jul 15	$10,000	$10,000	$10,000	$10,000
Aug 15	$9,449	$9,597	$9,971	$9,448
Sep 15	$9,212	$9,249	$10,009	$9,213
Oct 15	$9,735	$9,974	$10,042	$9,737
Nov 15	$9,740	$9,890	$10,005	$9,743
Dec 15	$9,567	$9,711	$9,955	$9,571
Jan 16	$9,168	$9,124	$10,065	$9,171
Feb 16	$9,098	$9,061	$10,136	$9,101
Mar 16	$9,654	$9,732	$10,261	$9,659
Apr 16	$9,754	$9,876	$10,331	$9,759
May 16	$9,814	$9,889	$10,339	$9,821
Jun 16	$9,822	$9,828	$10,520	$9,828
Jul 16	$10,153	$10,253	$10,607	$10,162
Aug 16	$10,182	$10,288	$10,619	$10,189
Sep 16	$10,253	$10,348	$10,621	$10,262
Oct 16	$10,075	$10,171	$10,551	$10,084
Nov 16	$10,123	$10,248	$10,314	$10,131
Dec 16	$10,297	$10,469	$10,344	$10,304
Jan 17	$10,519	$10,754	$10,381	$10,530
Feb 17	$10,768	$11,056	$10,461	$10,779
Mar 17	$10,895	$11,192	$10,457	$10,909
Apr 17	$11,058	$11,367	$10,544	$11,073
May 17	$11,264	$11,615	$10,625	$11,279
Jun 17	$11,323	$11,664	$10,616	$11,339
Jul 17	$11,574	$11,990	$10,669	$11,600
Aug 17	$11,618	$12,035	$10,761	$11,646
Sep 17	$11,808	$12,268	$10,723	$11,837
Oct 17	$12,013	$12,523	$10,736	$12,046
Nov 17	$12,205	$12,764	$10,720	$12,219
Dec 17	$12,360	$12,970	$10,767	$12,377
Jan 18	$12,879	$13,701	$10,664	$12,900
Feb 18	$12,385	$13,123	$10,563	$12,406
Mar 18	$12,291	$12,829	$10,616	$12,312
Apr 18	$12,305	$12,961	$10,545	$12,329
May 18	$12,353	$12,978	$10,603	$12,381
Jun 18	$12,289	$12,909	$10,587	$12,317
Jul 18	$12,597	$13,297	$10,609	$12,629
Aug 18	$12,685	$13,400	$10,662	$12,714
Sep 18	$12,706	$13,457	$10,616	$12,736
Oct 18	$11,906	$12,450	$10,527	$11,935
Nov 18	$12,062	$12,633	$10,574	$12,095
Dec 18	$11,401	$11,744	$10,740	$11,431
Jan 19	$12,135	$12,671	$10,888	$12,173
Feb 19	$12,394	$13,008	$10,900	$12,432
Mar 19	$12,565	$13,173	$11,097	$12,608
Apr 19	$12,911	$13,617	$11,112	$12,956
May 19	$12,329	$12,808	$11,283	$12,373
Jun 19	$12,977	$13,649	$11,442	$13,022
Jul 19	$12,973	$13,689	$11,476	$13,023
Aug 19	$12,840	$13,364	$11,736	$12,896
Sep 19	$13,058	$13,647	$11,685	$13,117
Oct 19	$13,365	$14,024	$11,723	$13,429
Nov 19	$13,590	$14,368	$11,720	$13,655
Dec 19	$13,968	$14,872	$11,738	$14,035
Jan 20	$13,823	$14,673	$11,948	$13,892
Feb 20	$12,992	$13,514	$12,127	$13,060
Mar 20	$11,469	$11,691	$11,891	$11,530
Apr 20	$12,404	$12,944	$12,129	$12,473
May 20	$12,931	$13,503	$12,242	$13,004
Jun 20	$13,252	$13,933	$12,344	$13,327
Jul 20	$13,815	$14,268	$12,561	$13,896
Aug 20	$14,450	$15,565	$12,489	$14,537
Sep 20	$14,107	$15,063	$12,466	$14,194
Oct 20	$13,846	$14,696	$12,422	$13,934
Nov 20	$15,173	$16,509	$12,584	$15,275
Dec 20	$15,762	$17,278	$12,627	$15,872
Jan 21	$15,704	$17,197	$12,548	$15,816
Feb 21	$16,020	$17,593	$12,386	$16,136
Mar 21	$16,428	$18,060	$12,242	$16,549
Apr 21	$16,994	$18,846	$12,345	$17,121
May 21	$17,241	$19,130	$12,392	$17,372
Jun 21	$17,393	$19,392	$12,482	$17,528
Jul 21	$17,547	$19,525	$12,607	$17,686
Aug 21	$17,863	$20,014	$12,599	$18,008
Sep 21	$17,245	$19,188	$12,491	$17,386
Oct 21	$17,952	$20,168	$12,481	$18,103
Nov 21	$17,618	$19,684	$12,496	$17,765
Dec 21	$18,195	$20,472	$12,488	$18,351
Jan 22	$17,478	$19,470	$12,214	$17,627
Feb 22	$17,035	$18,967	$12,048	$17,183
Mar 22	$17,219	$19,379	$11,724	$17,370
Apr 22	$16,011	$17,827	$11,287	$16,153
May 22	$16,128	$17,847	$11,349	$16,271
Jun 22	$14,997	$16,337	$11,122	$15,131
Jul 22	$15,924	$17,477	$11,402	$16,066
Aug 22	$15,284	$16,833	$11,105	$15,421
Sep 22	$14,009	$15,222	$10,627	$14,136
Oct 22	$14,706	$16,141	$10,510	$14,840
Nov 22	$15,832	$17,392	$10,902	$15,979
Dec 22	$15,246	$16,703	$10,865	$15,390
Jan 23	$16,266	$17,903	$11,202	$16,421
Feb 23	$15,762	$17,393	$10,927	$15,913
Mar 23	$16,206	$17,930	$11,183	$16,363
Apr 23	$16,432	$18,183	$11,252	$16,592
May 23	$16,214	$17,985	$11,135	$16,374
Jun 23	$16,969	$19,027	$11,118	$17,137
Jul 23	$17,449	$19,724	$11,129	$17,623
Aug 23	$17,031	$19,173	$11,062	$17,203
Sep 23	$16,367	$18,380	$10,798	$16,533
Oct 23	$15,950	$17,827	$10,636	$16,113
Nov 23	$17,207	$19,473	$11,114	$17,385
Dec 23	$18,033	$20,407	$11,536	$18,222
Jan 24	$18,057	$20,519	$11,508	$18,247
Feb 24	$18,629	$21,401	$11,370	$18,826
Mar 24	$19,171	$22,075	$11,482	$19,375
Apr 24	$18,543	$21,345	$11,214	$18,743
May 24	$19,298	$22,207	$11,400	$19,507
Jun 24	$19,573	$22,702	$11,504	$19,785
Jul 24	$19,966	$22,481	$11,765	$20,185
Aug 24	$20,402	$23,658	$11,938	$20,627
Sep 24	$20,806	$24,205	$12,102	$21,038
Oct 24	$20,329	$23,666	$11,827	$20,557
Nov 24	$20,981	$23,785	$11,952	$21,217
Dec 24	$20,449	$23,218	$11,771	$20,681
Jan 25	$20,973	$24,137	$11,842	$21,213
Feb 25	$20,998	$23,998	$12,087	$21,242
Mar 25	$20,425	$23,048	$12,084	$20,664
Apr 25	$20,547	$23,258	$12,127	$20,789
May 25	$21,463	$24,592	$12,065	$21,718
Jun 25	$22,332	$25,699	$12,253	$22,599
Jul 25	$22,510	$26,049	$12,236	$22,781

Average Annual Return [Table Text Block]
...
1 Year	5 Years	10 Years
Fund NAV...
12.74%	10.26%	8.45%
MSCI All Country World Index (Net)...
15.87	12.79	10.05
Bloomberg U.S. Universal Index...
4.00	(0.52)	2.04
S&P Target Risk Aggressive Index...
12.86	10.39	8.58

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date			Jul. 31, 2024
AssetsNet		$ 2,430,728,622
Holdings Count | Holding		9
Advisory Fees Paid, Amount		$ 2,300,141
InvestmentCompanyPortfolioTurnover		5.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$2,430,728,622
Number of Portfolio Holdings...
9
Net Investment Advisory Fees...
$2,300,141
Portfolio Turnover Rate...
5%

Holdings [Text Block]

Portfolio composition

All holdings

Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
52.2%
International Equity...
29.7
Domestic Fixed Income...
15.4
International Fixed Income...
2.7
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Core S&P 500 ETF...
48.3%
iShares Core MSCI International Developed Markets ETF...
21.1
iShares Core Total USD Bond Market ETF...
15.4
iShares Core MSCI Emerging Markets ETF...
8.6
iShares Core International Aggregate Bond ETF...
2.7
iShares Core S&P Mid-Cap ETF...
2.7
iShares Core S&P Small-Cap ETF...
1.2
Footnote	Description
Footnote(a)	Excludes money market funds.

Updated Prospectus Phone Number		(1-800-474-2737)
Updated Prospectus Web Address		blackrock.com/fundreports
C000112640
Shareholder Report [Line Items]
Fund Name		iShares Morningstar Multi-Asset Income ETF
Trading Symbol		IYLD
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares Morningstar Multi-Asset Income ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Morningstar Multi-Asset Income ETF	$26Footnote Reference(a)	0.25%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	[5]	$ 26
Expense Ratio, Percent	[5]	0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund returned 7.20%.

  For the same period, the Bloomberg U.S. Universal Index returned 4.00% and the MSCI All Country World Index (Net) returned 15.87%.

What contributed to performance?

U.S. dollar-denominated high-yield corporate securities were the largest contributors to the Fund’s return during the reporting period, helped by healthy underlying fundamentals and the improved composition of the high yield bond market. International developed stocks also contributed, notably, value-oriented companies within the financial sector. In Germany, stocks were driven by strong corporate earnings from global-facing companies. Insurance names were supported by growth across business lines, while diversified capital markets companies benefited from strong trading volume and solid investment banking revenue.

Within the bond allocation, shorter-term, floating rate issues gained as the Federal Reserve lowered interest rates several times during the reporting period.

What detracted from performance?

During the reporting period, there were no meaningful detractors from the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	Bloomberg U.S. Universal Index	MSCI All Country World Index (Net)	Morningstar Multi-Asset High Income Index
Jul 15	$10,000	$10,000	$10,000	$10,000
Aug 15	$9,721	$9,971	$9,597	$9,724
Sep 15	$9,593	$10,009	$9,249	$9,591
Oct 15	$9,872	$10,042	$9,974	$9,872
Nov 15	$9,784	$10,005	$9,890	$9,784
Dec 15	$9,672	$9,955	$9,711	$9,672
Jan 16	$9,547	$10,065	$9,124	$9,546
Feb 16	$9,636	$10,136	$9,061	$9,635
Mar 16	$10,095	$10,261	$9,732	$10,097
Apr 16	$10,292	$10,331	$9,876	$10,296
May 16	$10,298	$10,339	$9,889	$10,304
Jun 16	$10,533	$10,520	$9,828	$10,539
Jul 16	$10,726	$10,607	$10,253	$10,736
Aug 16	$10,787	$10,619	$10,288	$10,798
Sep 16	$10,838	$10,621	$10,348	$10,849
Oct 16	$10,664	$10,551	$10,171	$10,673
Nov 16	$10,456	$10,314	$10,248	$10,463
Dec 16	$10,619	$10,344	$10,469	$10,623
Jan 17	$10,751	$10,381	$10,754	$10,754
Feb 17	$10,963	$10,461	$11,056	$10,968
Mar 17	$11,046	$10,457	$11,192	$11,050
Apr 17	$11,183	$10,544	$11,367	$11,190
May 17	$11,306	$10,625	$11,615	$11,315
Jun 17	$11,360	$10,616	$11,664	$11,367
Jul 17	$11,478	$10,669	$11,990	$11,482
Aug 17	$11,547	$10,761	$12,035	$11,557
Sep 17	$11,642	$10,723	$12,268	$11,650
Oct 17	$11,576	$10,736	$12,523	$11,582
Nov 17	$11,650	$10,720	$12,764	$11,659
Dec 17	$11,774	$10,767	$12,970	$11,786
Jan 18	$11,696	$10,664	$13,701	$11,711
Feb 18	$11,410	$10,563	$13,123	$11,421
Mar 18	$11,496	$10,616	$12,829	$11,538
Apr 18	$11,477	$10,545	$12,961	$11,519
May 18	$11,455	$10,603	$12,978	$11,465
Jun 18	$11,438	$10,587	$12,909	$11,450
Jul 18	$11,691	$10,609	$13,297	$11,702
Aug 18	$11,634	$10,662	$13,400	$11,640
Sep 18	$11,678	$10,616	$13,457	$11,689
Oct 18	$11,379	$10,527	$12,450	$11,391
Nov 18	$11,419	$10,574	$12,633	$11,430
Dec 18	$11,214	$10,740	$11,744	$11,223
Jan 19	$11,860	$10,888	$12,671	$11,871
Feb 19	$11,910	$10,900	$13,008	$11,920
Mar 19	$12,009	$11,097	$13,173	$12,027
Apr 19	$12,141	$11,112	$13,617	$12,160
May 19	$11,867	$11,283	$12,808	$11,889
Jun 19	$12,344	$11,442	$13,649	$12,367
Jul 19	$12,383	$11,476	$13,689	$12,404
Aug 19	$12,263	$11,736	$13,364	$12,287
Sep 19	$12,436	$11,685	$13,647	$12,468
Oct 19	$12,600	$11,723	$14,024	$12,632
Nov 19	$12,634	$11,720	$14,368	$12,667
Dec 19	$12,995	$11,738	$14,872	$13,029
Jan 20	$13,071	$11,948	$14,673	$13,106
Feb 20	$12,597	$12,127	$13,514	$12,632
Mar 20	$10,265	$11,891	$11,691	$10,301
Apr 20	$10,915	$12,129	$12,944	$10,948
May 20	$11,292	$12,242	$13,503	$11,322
Jun 20	$11,553	$12,344	$13,933	$11,604
Jul 20	$12,000	$12,561	$14,268	$12,051
Aug 20	$12,011	$12,489	$15,565	$12,065
Sep 20	$11,867	$12,466	$15,063	$11,928
Oct 20	$11,682	$12,422	$14,696	$11,743
Nov 20	$12,549	$12,584	$16,509	$12,618
Dec 20	$12,832	$12,627	$17,278	$12,909
Jan 21	$12,623	$12,548	$17,197	$12,702
Feb 21	$12,545	$12,386	$17,593	$12,620
Mar 21	$12,566	$12,242	$18,060	$12,640
Apr 21	$12,793	$12,345	$18,846	$12,867
May 21	$12,923	$12,392	$19,130	$12,998
Jun 21	$13,078	$12,482	$19,392	$13,156
Jul 21	$13,218	$12,607	$19,525	$13,297
Aug 21	$13,284	$12,599	$20,014	$13,369
Sep 21	$13,050	$12,491	$19,188	$13,132
Oct 21	$13,180	$12,481	$20,168	$13,266
Nov 21	$13,020	$12,496	$19,684	$13,102
Dec 21	$13,264	$12,488	$20,472	$13,351
Jan 22	$12,982	$12,214	$19,470	$13,071
Feb 22	$12,626	$12,048	$18,967	$12,713
Mar 22	$12,383	$11,724	$19,379	$12,491
Apr 22	$11,670	$11,287	$17,827	$11,747
May 22	$11,825	$11,349	$17,847	$11,901
Jun 22	$11,093	$11,122	$16,337	$11,085
Jul 22	$11,533	$11,402	$17,477	$11,550
Aug 22	$11,121	$11,105	$16,833	$11,188
Sep 22	$10,410	$10,627	$15,222	$10,470
Oct 22	$10,539	$10,510	$16,141	$10,599
Nov 22	$11,241	$10,902	$17,392	$11,302
Dec 22	$11,069	$10,865	$16,703	$11,128
Jan 23	$11,712	$11,202	$17,903	$11,776
Feb 23	$11,337	$10,927	$17,393	$11,397
Mar 23	$11,288	$11,183	$17,930	$11,346
Apr 23	$11,399	$11,252	$18,183	$11,458
May 23	$11,187	$11,135	$17,985	$11,244
Jun 23	$11,534	$11,118	$19,027	$11,595
Jul 23	$11,779	$11,129	$19,724	$11,842
Aug 23	$11,622	$11,062	$19,173	$11,692
Sep 23	$11,477	$10,798	$18,380	$11,544
Oct 23	$11,257	$10,636	$17,827	$11,319
Nov 23	$11,848	$11,114	$19,473	$11,913
Dec 23	$12,292	$11,536	$20,407	$12,362
Jan 24	$12,232	$11,508	$20,519	$12,304
Feb 24	$12,256	$11,370	$21,401	$12,330
Mar 24	$12,387	$11,482	$22,075	$12,463
Apr 24	$12,262	$11,214	$21,345	$12,339
May 24	$12,563	$11,400	$22,207	$12,644
Jun 24	$12,503	$11,504	$22,702	$12,589
Jul 24	$12,759	$11,765	$22,481	$12,849
Aug 24	$13,023	$11,938	$23,658	$13,107
Sep 24	$13,208	$12,102	$24,205	$13,296
Oct 24	$12,970	$11,827	$23,666	$13,059
Nov 24	$12,967	$11,952	$23,785	$13,057
Dec 24	$12,705	$11,771	$23,218	$12,792
Jan 25	$12,983	$11,842	$24,137	$13,073
Feb 25	$13,115	$12,087	$23,998	$13,178
Mar 25	$13,153	$12,084	$23,048	$13,217
Apr 25	$13,306	$12,127	$23,258	$13,372
May 25	$13,454	$12,065	$24,592	$13,523
Jun 25	$13,737	$12,253	$25,699	$13,811
Jul 25	$13,678	$12,236	$26,049	$13,753

Average Annual Return [Table Text Block]
...
1 Year	5 Years	10 Years
Fund NAV...
7.20%	2.65%	3.18%
Bloomberg U.S. Universal Index...
4.00	(0.52)	2.04
MSCI All Country World Index (Net)...
15.87	12.79	10.05
Morningstar Multi-Asset High Income Index...
7.04	2.68	3.24

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 113,880,423
Holdings Count | Holding		12
Advisory Fees Paid, Amount		$ 289,013
InvestmentCompanyPortfolioTurnover		35.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$113,880,423
Number of Portfolio Holdings...
12
Net Investment Advisory Fees...
$289,013
Portfolio Turnover Rate...
35%

Holdings [Text Block]

Portfolio composition

All holdings

Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Fixed Income...
35.1%
International Fixed Income...
25.0
International Equity...
24.5
Domestic Equity...
15.4
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Preferred and Income Securities ETF...
15.4%
iShares Broad USD High Yield Corporate Bond ETF...
15.1
iShares Core 1-5 Year USD Bond ETF...
15.0
iShares Floating Rate Bond ETF...
14.9
iShares Latin America 40 ETF...
14.5
iShares J.P. Morgan EM Local Currency Bond ETF...
5.1
iShares J.P. Morgan EM Corporate Bond ETF...
5.0
iShares MBS ETF...
5.0
iShares Global REIT ETF...
5.0
iShares MSCI EAFE Value ETF...
5.0
Footnote	Description
Footnote(a)	Excludes money market funds.

C000231047
Shareholder Report [Line Items]
Fund Name		iShares ESG Optimized MSCI USA Min Vol Factor ETF
Trading Symbol		ESMV
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares ESG Optimized MSCI USA Min Vol Factor ETF (the “Fund”) (formerly known as iShares ESG MSCI USA Min Vol Factor ETF) for the period of August 1, 2024 to July 31, 2025
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Optimized MSCI USA Min Vol Factor ETF	$19	0.18%

Expenses Paid, Amount		$ 19
Expense Ratio, Percent		0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund returned 6.16%.

  For the same period, the MSCI USA Index returned 16.96% and the MSCI USA Minimum Volatility Extended ESG Reduced Carbon Target Index returned 6.34%.

What contributed to performance?

Stocks in the information technology sector were the leading contributors to the Fund’s return during the reporting period. Systems software firms benefited from strong growth in their respective cloud businesses and increasing adoption of artificial intelligence (“AI”) technologies. Application software companies, spanning chip designers and industrial and financial software innovators, contributed as they accelerated their AI-driven monetization through AI-native tools and platform enhancements. In the technology hardware space, communications equipment stocks gained as they leveraged artificial intelligence to automate network management, enhance product capabilities, and deliver more efficient and intelligent solutions to enterprise and consumer markets. In the industrials sector, firms in the aerospace and defense segment experienced positive momentum due to increased defense spending, while building products companies benefited from strong demand for cooling systems in data centers.

What detracted from performance?

Healthcare stocks detracted from the Fund’s return during the reporting period, as the sector was increasingly pressured by regulatory scrutiny and policy upheaval. Managed healthcare firms faced additional challenges due to rising utilization and medical costs, as well as changes in reimbursement levels.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	MSCI USA Index	MSCI USA Minimum Volatility Extended ESG Reduced Carbon Target Index
Oct 21	$10,000	$10,000	$10,000
Nov 21	$9,781	$10,405	$10,509
Dec 21	$10,399	$10,816	$11,181
Jan 22	$9,693	$10,206	$10,420
Feb 22	$9,354	$9,907	$10,059
Mar 22	$9,772	$10,254	$10,512
Apr 22	$9,217	$9,326	$9,914
May 22	$9,203	$9,305	$9,900
Jun 22	$8,796	$8,534	$9,462
Jul 22	$9,317	$9,330	$10,023
Aug 22	$9,023	$8,964	$9,705
Sep 22	$8,330	$8,131	$8,958
Oct 22	$9,024	$8,777	$9,709
Nov 22	$9,581	$9,255	$10,310
Dec 22	$9,226	$8,711	$9,928
Jan 23	$9,463	$8,801	$10,186
Feb 23	$9,112	$9,063	$9,807
Mar 23	$9,430	$9,384	$10,150
Apr 23	$9,565	$9,503	$10,300
May 23	$9,236	$9,565	$9,946
Jun 23	$9,736	$10,203	$10,488
Jul 23	$9,901	$10,556	$10,669
Aug 23	$9,796	$10,376	$10,555
Sep 23	$9,408	$9,889	$10,137
Oct 23	$9,288	$9,661	$10,010
Nov 23	$10,015	$10,572	$10,725
Dec 23	$10,343	$11,069	$11,077
Jan 24	$10,480	$11,250	$11,235
Feb 24	$10,724	$11,215	$11,491
Mar 24	$11,051	$11,570	$11,843
Apr 24	$10,619	$11,721	$11,379
May 24	$10,854	$12,282	$11,638
Jun 24	$11,015	$12,725	$11,814
Jul 24	$11,426	$12,186	$11,406
Aug 24	$11,896	$12,485	$12,769
Sep 24	$12,036	$12,751	$12,922
Oct 24	$11,824	$13,380	$12,695
Nov 24	$12,508	$14,219	$12,721
Dec 24	$11,709	$13,855	$11,908
Jan 25	$12,053	$13,503	$12,040
Feb 25	$12,272	$13,292	$12,258
Mar 25	$12,091	$12,515	$12,079
Apr 25	$11,927	$12,451	$11,918
May 25	$12,119	$13,254	$12,112
Jun 25	$12,263	$13,934	$12,259
Jul 25	$12,130	$14,253	$12,128

Average Annual Return [Table Text Block]
...
1 Year	Since Fund Inception
Fund NAV...
6.16%	5.30%
MSCI USA Index...
16.96	9.93
MSCI USA Minimum Volatility Extended ESG Reduced Carbon Target Index...
6.34	5.29

Performance Inception Date		Nov. 02, 2021
No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date			Jul. 31, 2024
AssetsNet		$ 8,588,389
Holdings Count | Holding		155
Advisory Fees Paid, Amount		$ 18,113
InvestmentCompanyPortfolioTurnover		24.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$8,588,389
Number of Portfolio Holdings...
155
Net Investment Advisory Fees...
$18,113
Portfolio Turnover Rate...
24%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
26.6%
Health Care...
14.2
Financials...
12.1
Industrials...
11.1
Consumer Staples...
10.4
Consumer Discretionary...
6.1
Utilities...
5.7
Communication Services...
4.9
Energy...
3.8
Real Estate...
2.6
Materials...
2.5
Security	Percent of Total InvestmentsFootnote Reference(a)
Microsoft Corp...
1.8%
Chevron Corp...
1.7
NVIDIA Corp...
1.7
Cisco Systems, Inc...
1.6
Public Service Enterprise Group, Inc...
1.6
Motorola Solutions, Inc...
1.6
T-Mobile U.S., Inc...
1.5
Cencora, Inc...
1.5
Mastercard, Inc., Class A...
1.5
Northrop Grumman Corp...
1.5
Footnote	Description
Footnote(a)	Excludes money market funds.

Updated Prospectus Phone Number		(1-800-474-2737)
Updated Prospectus Web Address		blackrock.com/fundreports
C000099141
Shareholder Report [Line Items]
Fund Name		iShares MSCI USA Min Vol Factor ETF
Trading Symbol		USMV
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI USA Min Vol Factor ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI USA Min Vol Factor ETF	$16	0.15%

Expenses Paid, Amount		$ 16
Expense Ratio, Percent		0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund returned 8.16%.

  For the same period, the MSCI USA Index returned 16.96% and the MSCI USA Minimum Volatility Index returned 8.31%.

What contributed to performance?

During the reporting period, stocks in the information technology sector, especially in the technology hardware space, were the leading contributors to the Fund’s return. These companies leveraged artificial intelligence (“AI”) to automate network management, enhance product capabilities, and deliver more efficient and intelligent solutions to enterprise and consumer markets. Meanwhile, systems software firms benefited from strong growth in their respective cloud businesses and increasing adoption of AI technologies. Stocks in the financials sector were also notable contributors. Firms in the financial exchanges and data segment were supported by new product launches, as well as an increase in trading volume and volatility, while transaction and payment processing services companies gained amid a surge in cross-border transactions and the growing adoption of digital payments. Further, property and casualty insurance names benefited from premium growth and improved underwriting results.

What detracted from performance?

The largest detractors from the Fund’s return during the reporting period were in the healthcare sector, as it faced increasing pressure from regulatory scrutiny and policy upheaval. Managed healthcare firms were subject to additional challenges due to rising utilization and medical costs, as well as changes in reimbursement levels.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	MSCI USA Index	MSCI USA Minimum Volatility Index
Jul 15	$10,000	$10,000	$10,000
Aug 15	$9,551	$9,393	$9,549
Sep 15	$9,497	$9,145	$9,495
Oct 15	$10,063	$9,899	$10,066
Nov 15	$10,041	$9,934	$10,043
Dec 15	$10,092	$9,767	$10,094
Jan 16	$9,950	$9,248	$9,954
Feb 16	$10,056	$9,228	$10,062
Mar 16	$10,660	$9,860	$10,667
Apr 16	$10,611	$9,909	$10,619
May 16	$10,778	$10,090	$10,790
Jun 16	$11,270	$10,116	$11,284
Jul 16	$11,435	$10,500	$11,451
Aug 16	$11,211	$10,516	$11,227
Sep 16	$11,136	$10,527	$11,154
Oct 16	$10,825	$10,328	$10,841
Nov 16	$10,894	$10,701	$10,910
Dec 16	$11,151	$10,901	$11,171
Jan 17	$11,297	$11,126	$11,319
Feb 17	$11,808	$11,564	$11,834
Mar 17	$11,820	$11,580	$11,848
Apr 17	$11,991	$11,705	$12,020
May 17	$12,236	$11,865	$12,269
Jun 17	$12,186	$11,939	$12,221
Jul 17	$12,430	$12,183	$12,467
Aug 17	$12,532	$12,222	$12,571
Sep 17	$12,597	$12,472	$12,638
Oct 17	$12,840	$12,757	$12,882
Nov 17	$13,240	$13,146	$13,286
Dec 17	$13,267	$13,288	$13,313
Jan 18	$13,730	$14,051	$13,781
Feb 18	$13,151	$13,535	$13,201
Mar 18	$13,118	$13,205	$13,171
Apr 18	$13,125	$13,258	$13,180
May 18	$13,269	$13,581	$13,325
Jun 18	$13,492	$13,674	$13,549
Jul 18	$13,941	$14,164	$14,005
Aug 18	$14,370	$14,633	$14,436
Sep 18	$14,547	$14,700	$14,617
Oct 18	$13,960	$13,680	$14,029
Nov 18	$14,478	$13,946	$14,553
Dec 18	$13,447	$12,690	$13,520
Jan 19	$14,222	$13,734	$14,299
Feb 19	$14,758	$14,193	$14,840
Mar 19	$15,154	$14,456	$15,237
Apr 19	$15,484	$15,035	$15,573
May 19	$15,231	$14,085	$15,323
Jun 19	$15,996	$15,074	$16,096
Jul 19	$16,257	$15,307	$16,360
Aug 19	$16,527	$15,041	$16,633
Sep 19	$16,674	$15,308	$16,784
Oct 19	$16,645	$15,642	$16,756
Nov 19	$16,864	$16,230	$16,978
Dec 19	$17,181	$16,705	$17,300
Jan 20	$17,579	$16,738	$17,703
Feb 20	$16,152	$15,373	$16,268
Mar 20	$14,225	$13,423	$14,333
Apr 20	$15,547	$15,189	$15,666
May 20	$16,224	$15,979	$16,350
Jun 20	$16,054	$16,344	$16,177
Jul 20	$16,774	$17,314	$16,906
Aug 20	$17,256	$18,614	$17,391
Sep 20	$16,973	$17,919	$17,110
Oct 20	$16,388	$17,453	$16,522
Nov 20	$17,731	$19,472	$17,879
Dec 20	$18,144	$20,276	$18,296
Jan 21	$17,657	$20,087	$17,806
Feb 21	$17,588	$20,612	$17,739
Mar 21	$18,557	$21,388	$18,719
Apr 21	$19,308	$22,552	$19,478
May 21	$19,464	$22,660	$19,640
Jun 21	$19,814	$23,291	$19,999
Jul 21	$20,503	$23,842	$20,697
Aug 21	$20,898	$24,545	$21,101
Sep 21	$19,859	$23,386	$20,052
Oct 21	$20,942	$25,017	$21,149
Nov 21	$20,526	$24,766	$20,731
Dec 21	$21,917	$25,744	$22,139
Jan 22	$20,621	$24,287	$20,834
Feb 22	$19,990	$23,575	$20,198
Mar 22	$21,085	$24,404	$21,307
Apr 22	$19,973	$22,192	$20,187
May 22	$19,968	$22,143	$20,184
Jun 22	$19,146	$20,310	$19,358
Jul 22	$20,123	$22,205	$20,346
Aug 22	$19,505	$21,335	$19,725
Sep 22	$18,104	$19,356	$18,311
Oct 22	$19,516	$20,893	$19,742
Nov 22	$20,641	$22,029	$20,884
Dec 22	$19,868	$20,734	$20,105
Jan 23	$20,160	$22,098	$20,402
Feb 23	$19,466	$21,571	$19,701
Mar 23	$20,120	$22,337	$20,366
Apr 23	$20,420	$22,620	$20,672
May 23	$19,757	$22,768	$20,001
Jun 23	$20,645	$24,286	$20,905
Jul 23	$20,923	$25,122	$21,189
Aug 23	$20,805	$24,698	$21,072
Sep 23	$20,215	$23,540	$20,478
Oct 23	$20,037	$22,998	$20,303
Nov 23	$21,320	$25,167	$21,491
Dec 23	$21,896	$26,353	$22,073
Jan 24	$22,387	$26,763	$22,571
Feb 24	$22,854	$28,199	$23,043
Mar 24	$23,572	$29,096	$23,771
Apr 24	$22,698	$27,895	$22,893
May 24	$23,332	$29,228	$23,535
Jun 24	$23,749	$30,273	$23,958
Jul 24	$24,633	$30,653	$24,853
Aug 24	$25,847	$31,392	$26,082
Sep 24	$25,957	$32,068	$26,196
Oct 24	$25,579	$31,831	$25,817
Nov 24	$26,864	$33,823	$27,117
Dec 24	$25,362	$32,962	$25,603
Jan 25	$26,271	$33,966	$26,524
Feb 25	$27,002	$33,431	$27,267
Mar 25	$26,834	$31,475	$27,104
Apr 25	$26,514	$31,314	$26,783
May 25	$26,809	$33,335	$27,083
Jun 25	$26,996	$35,050	$27,273
Jul 25	$26,643	$35,852	$26,918

Average Annual Return [Table Text Block]
...
1 Year	5 Years	10 Years
Fund NAV...
8.16%	9.70%	10.30%
MSCI USA Index...
16.96	15.67	13.62
MSCI USA Minimum Volatility Index...
8.31	9.75	10.41

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 23,369,665,595
Holdings Count | Holding		180
Advisory Fees Paid, Amount		$ 35,845,072
InvestmentCompanyPortfolioTurnover		22.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$23,369,665,595
Number of Portfolio Holdings...
180
Net Investment Advisory Fees...
$35,845,072
Portfolio Turnover Rate...
22%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
27.0%
Financials...
15.0
Health Care...
14.4
Consumer Staples...
10.5
Industrials...
7.9
Utilities...
7.7
Consumer Discretionary...
6.3
Communication Services...
5.6
Energy...
3.7
Materials...
1.3
Real Estate...
0.6
Security	Percent of Total InvestmentsFootnote Reference(a)
Microsoft Corp...
1.8%
Cisco Systems, Inc...
1.7
Exxon Mobil Corp...
1.6
Southern Co. (The)...
1.6
Motorola Solutions, Inc...
1.6
Duke Energy Corp...
1.6
T-Mobile U.S., Inc...
1.5
McKesson Corp...
1.5
Waste Management, Inc...
1.5
Waste Connections, Inc...
1.5
Footnote	Description
Footnote(a)	Excludes money market funds.

C000125223
Shareholder Report [Line Items]
Fund Name		iShares MSCI USA Momentum Factor ETF
Trading Symbol		MTUM
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI USA Momentum Factor ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI USA Momentum Factor ETF	$17	0.15%

Expenses Paid, Amount		$ 17
Expense Ratio, Percent		0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund returned 27.63%.

  For the same period, the MSCI USA Index returned 16.96% and the MSCI USA Momentum SR Variant Index (Spliced) returned 27.85%.

What contributed to performance?

During the reporting period, stocks in the information technology sector were the leading contributors to the Fund’s return. Application software companies benefited from their exposure to artificial intelligence (“AI”) and digital transformation themes. In particular, a company specializing in data analysis and AI experienced robust growth across its government and commercial sectors. In addition, semiconductor stocks gained amid continued demand for AI and generative AI, data center expansions, and continued innovation in chips and network solutions. In the industrials sector, aerospace and defense stocks gained amid robust demand for engines and services in commercial aviation, as well as government support for defense spending. Additionally, electrical equipment manufacturers benefited as the growth of AI data centers dramatically increased electricity demand. Stocks in the financials sector were also notable contributors, benefiting from resilient equity markets, rising assets under management, strong trends in wealth management, and high trading volumes.

What detracted from performance?

There were no meaningful detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	MSCI USA Index	MSCI USA Momentum SR Variant Index (Spliced)
Jul 15	$10,000	$10,000	$10,000
Aug 15	$9,404	$9,393	$9,851
Sep 15	$9,222	$9,145	$9,658
Oct 15	$9,892	$9,899	$10,360
Nov 15	$9,942	$9,934	$10,410
Dec 15	$9,935	$9,767	$10,399
Jan 16	$9,568	$9,248	$10,015
Feb 16	$9,442	$9,228	$9,880
Mar 16	$9,937	$9,860	$10,396
Apr 16	$9,872	$9,909	$10,327
May 16	$10,114	$10,090	$10,578
Jun 16	$10,415	$10,116	$10,889
Jul 16	$10,693	$10,500	$11,178
Aug 16	$10,536	$10,516	$11,010
Sep 16	$10,586	$10,527	$11,059
Oct 16	$10,378	$10,328	$11,055
Nov 16	$10,315	$10,701	$10,990
Dec 16	$10,421	$10,901	$11,110
Jan 17	$10,768	$11,126	$11,478
Feb 17	$11,165	$11,564	$11,905
Mar 17	$11,403	$11,580	$12,162
Apr 17	$11,690	$11,705	$12,470
May 17	$12,253	$11,865	$13,071
Jun 17	$12,299	$11,939	$13,124
Jul 17	$12,718	$12,183	$13,574
Aug 17	$12,907	$12,222	$13,778
Sep 17	$13,276	$12,472	$14,170
Oct 17	$13,938	$12,757	$14,879
Nov 17	$14,326	$13,146	$15,297
Dec 17	$14,340	$13,288	$15,312
Jan 18	$15,514	$14,051	$16,569
Feb 18	$15,293	$13,535	$16,334
Mar 18	$14,733	$13,205	$15,740
Apr 18	$14,846	$13,258	$15,861
May 18	$15,364	$13,581	$16,416
Jun 18	$15,340	$13,674	$16,393
Jul 18	$15,625	$14,164	$16,699
Aug 18	$16,539	$14,633	$17,679
Sep 18	$16,691	$14,700	$17,844
Oct 18	$15,055	$13,680	$16,095
Nov 18	$15,261	$13,946	$16,318
Dec 18	$14,086	$12,690	$15,064
Jan 19	$15,024	$13,734	$16,069
Feb 19	$15,524	$14,193	$16,647
Mar 19	$15,860	$14,456	$17,006
Apr 19	$16,226	$15,035	$17,400
May 19	$15,851	$14,085	$17,005
Jun 19	$16,836	$15,074	$18,066
Jul 19	$17,143	$15,307	$18,396
Aug 19	$17,187	$15,041	$18,447
Sep 19	$16,979	$15,308	$18,224
Oct 19	$17,083	$15,642	$18,338
Nov 19	$17,655	$16,230	$18,956
Dec 19	$17,970	$16,705	$19,296
Jan 20	$18,629	$16,738	$20,009
Feb 20	$17,258	$15,373	$18,539
Mar 20	$15,288	$13,423	$16,424
Apr 20	$17,085	$15,189	$18,351
May 20	$18,102	$15,979	$19,450
Jun 20	$18,889	$16,344	$20,298
Jul 20	$20,178	$17,314	$20,399
Aug 20	$22,125	$18,614	$23,784
Sep 20	$21,266	$17,919	$22,862
Oct 20	$20,374	$17,453	$21,906
Nov 20	$22,525	$19,472	$24,219
Dec 20	$23,305	$20,276	$25,062
Jan 21	$23,693	$20,087	$25,483
Feb 21	$23,553	$20,612	$25,334
Mar 21	$23,260	$21,388	$25,020
Apr 21	$24,912	$22,552	$26,800
May 21	$24,635	$22,660	$26,509
Jun 21	$25,104	$23,291	$27,016
Jul 21	$25,337	$23,842	$27,269
Aug 21	$26,386	$24,545	$28,404
Sep 21	$25,464	$23,386	$27,416
Oct 21	$27,642	$25,017	$29,766
Nov 21	$26,573	$24,766	$28,619
Dec 21	$26,440	$25,744	$28,474
Jan 22	$24,046	$24,287	$25,897
Feb 22	$23,405	$23,575	$25,209
Mar 22	$24,489	$24,404	$26,382
Apr 22	$21,408	$22,192	$23,063
May 22	$21,291	$22,143	$22,940
Jun 22	$19,909	$20,310	$21,455
Jul 22	$20,941	$22,205	$22,566
Aug 22	$20,540	$21,335	$22,138
Sep 22	$19,298	$19,356	$20,805
Oct 22	$21,714	$20,893	$23,415
Nov 22	$22,487	$22,029	$24,250
Dec 22	$21,620	$20,734	$23,321
Jan 23	$21,481	$22,098	$23,170
Feb 23	$20,626	$21,571	$22,250
Mar 23	$20,706	$22,337	$22,336
Apr 23	$21,208	$22,620	$22,881
May 23	$20,168	$22,768	$21,761
Jun 23	$21,573	$24,286	$23,281
Jul 23	$21,946	$25,122	$23,685
Aug 23	$22,007	$24,698	$23,755
Sep 23	$20,954	$23,540	$22,621
Oct 23	$20,610	$22,998	$22,253
Nov 23	$22,509	$25,167	$24,307
Dec 23	$23,588	$26,353	$25,476
Jan 24	$24,908	$26,763	$26,903
Feb 24	$27,412	$28,199	$29,623
Mar 24	$28,208	$29,096	$30,489
Apr 24	$26,641	$27,895	$28,797
May 24	$28,062	$29,228	$30,338
Jun 24	$29,343	$30,273	$31,735
Jul 24	$28,768	$30,653	$29,269
Aug 24	$29,745	$31,392	$32,176
Sep 24	$30,592	$32,068	$33,093
Oct 24	$30,548	$31,831	$33,056
Nov 24	$32,663	$33,823	$33,241
Dec 24	$31,344	$32,962	$31,900
Jan 25	$33,201	$33,966	$33,816
Feb 25	$33,102	$33,431	$33,707
Mar 25	$30,660	$31,475	$31,228
Apr 25	$31,858	$31,314	$32,459
May 25	$35,182	$33,335	$35,862
Jun 25	$36,596	$35,050	$37,299
Jul 25	$36,715	$35,852	$37,419

Average Annual Return [Table Text Block]
...
1 Year	5 Years	10 Years
Fund NAV...
27.63%	12.72%	13.89%
MSCI USA Index...
16.96	15.67	13.62
MSCI USA Momentum SR Variant Index (Spliced)...
27.85	12.90	14.11

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 17,576,266,699
Holdings Count | Holding		128
Advisory Fees Paid, Amount		$ 20,554,935
InvestmentCompanyPortfolioTurnover		116.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$17,576,266,699
Number of Portfolio Holdings...
128
Net Investment Advisory Fees...
$20,554,935
Portfolio Turnover Rate...
116%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
23.0%
Information Technology...
18.0
Communication Services...
13.5
Consumer Staples...
12.2
Industrials...
11.0
Consumer Discretionary...
9.4
Health Care...
6.3
Utilities...
2.6
Energy...
2.2
Real Estate...
1.8
Security	Percent of Total InvestmentsFootnote Reference(a)
Broadcom, Inc...
6.0%
Meta Platforms, Inc., Class A...
5.5
JPMorgan Chase & Co...
4.8
Netflix, Inc...
4.4
Walmart, Inc...
4.3
Berkshire Hathaway, Inc., Class B...
4.2
Visa, Inc., Class A...
4.0
Palantir Technologies, Inc., Class A...
4.0
Tesla, Inc...
3.8
Philip Morris International, Inc...
2.8
Footnote	Description
Footnote(a)	Excludes money market funds.

C000128677
Shareholder Report [Line Items]
Fund Name		iShares MSCI USA Quality Factor ETF
Trading Symbol		QUAL
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI USA Quality Factor ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI USA Quality Factor ETF	$16	0.15%

Expenses Paid, Amount		$ 16
Expense Ratio, Percent		0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund returned 8.31%.

  For the same period, the MSCI USA Index returned 16.96% and the MSCI USA Sector Neutral Quality Index (Spliced) returned 8.47%

What contributed to performance?

Stocks in the communications sector were among the leading contributors to the Fund’s return during the reporting period. Notably, firms in the interactive media and services segment were supported by solid digital advertising revenue growth fueled by artificial intelligence (“AI”) investments that improved ad targeting and performance. In the information technology sector, systems software firms benefited from strong demand in cloud-delivered businesses, while semiconductor stocks gained amid unprecedented demand for AI and generative AI, data center expansions, and continued innovation in chips and network solutions. Further, communications equipment companies leveraged AI to automate network management, enhance product capabilities, and deliver more efficient and intelligent solutions to enterprise and consumer markets. Transaction and payment processing firms in the financials sector were supported by cross-border transactions and the growing adoption of digital payments.

What detracted from performance?

U.S. healthcare stocks were modest detractors from the Fund’s return during the reporting period, pressured by increasing regulatory scrutiny and policy upheaval. Managed healthcare firms faced additional challenges due to rising utilization and medical costs, as well as changes in reimbursement levels.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	MSCI USA Index	MSCI USA Sector Neutral Quality Index (Spliced)
Jul 15	$10,000	$10,000	$10,000
Aug 15	$9,463	$9,393	$9,889
Sep 15	$9,346	$9,145	$9,767
Oct 15	$10,149	$9,899	$10,608
Nov 15	$10,190	$9,934	$10,654
Dec 15	$10,023	$9,767	$10,478
Jan 16	$9,574	$9,248	$10,009
Feb 16	$9,626	$9,228	$10,064
Mar 16	$10,236	$9,860	$10,705
Apr 16	$10,200	$9,909	$10,670
May 16	$10,303	$10,090	$10,780
Jun 16	$10,356	$10,116	$10,836
Jul 16	$10,670	$10,500	$11,166
Aug 16	$10,649	$10,516	$11,146
Sep 16	$10,637	$10,527	$11,134
Oct 16	$10,420	$10,328	$10,908
Nov 16	$10,727	$10,701	$11,232
Dec 16	$10,943	$10,901	$11,459
Jan 17	$11,076	$11,126	$11,600
Feb 17	$11,596	$11,564	$12,148
Mar 17	$11,592	$11,580	$12,145
Apr 17	$11,656	$11,705	$12,214
May 17	$11,837	$11,865	$12,407
Jun 17	$11,906	$11,939	$12,480
Jul 17	$12,017	$12,183	$12,598
Aug 17	$12,082	$12,222	$12,668
Sep 17	$12,403	$12,472	$13,006
Oct 17	$12,758	$12,757	$13,381
Nov 17	$13,232	$13,146	$13,880
Dec 17	$13,379	$13,288	$14,037
Jan 18	$13,991	$14,051	$14,680
Feb 18	$13,596	$13,535	$14,267
Mar 18	$13,416	$13,205	$14,081
Apr 18	$13,236	$13,258	$13,893
May 18	$13,599	$13,581	$14,276
Jun 18	$13,592	$13,674	$14,270
Jul 18	$14,102	$14,164	$14,807
Aug 18	$14,622	$14,633	$15,355
Sep 18	$14,782	$14,700	$15,525
Oct 18	$13,674	$13,680	$14,363
Nov 18	$13,812	$13,946	$14,509
Dec 18	$12,607	$12,690	$13,246
Jan 19	$13,665	$13,734	$14,359
Feb 19	$14,257	$14,193	$14,983
Mar 19	$14,625	$14,456	$15,371
Apr 19	$15,178	$15,035	$15,955
May 19	$14,172	$14,085	$14,902
Jun 19	$15,188	$15,074	$15,974
Jul 19	$15,391	$15,307	$16,189
Aug 19	$15,128	$15,041	$15,916
Sep 19	$15,390	$15,308	$16,188
Oct 19	$15,735	$15,642	$16,559
Nov 19	$16,432	$16,230	$17,282
Dec 19	$16,911	$16,705	$17,802
Jan 20	$16,797	$16,738	$17,672
Feb 20	$15,390	$15,373	$16,203
Mar 20	$13,630	$13,423	$14,353
Apr 20	$15,314	$15,189	$16,128
May 20	$16,168	$15,979	$17,028
Jun 20	$16,206	$16,344	$17,073
Jul 20	$16,988	$17,314	$17,126
Aug 20	$18,173	$18,614	$19,149
Sep 20	$17,600	$17,919	$18,549
Oct 20	$17,110	$17,453	$18,034
Nov 20	$19,071	$19,472	$20,104
Dec 20	$19,780	$20,276	$20,854
Jan 21	$19,222	$20,087	$20,267
Feb 21	$19,853	$20,612	$20,936
Mar 21	$20,803	$21,388	$21,941
Apr 21	$21,815	$22,552	$23,013
May 21	$22,048	$22,660	$23,272
Jun 21	$22,779	$23,291	$24,055
Jul 21	$23,549	$23,842	$24,872
Aug 21	$24,218	$24,545	$25,583
Sep 21	$22,668	$23,386	$23,947
Oct 21	$24,404	$25,017	$25,785
Nov 21	$24,251	$24,766	$25,627
Dec 21	$25,102	$25,744	$26,530
Jan 22	$23,373	$24,287	$24,706
Feb 22	$22,401	$23,575	$23,679
Mar 22	$23,241	$24,404	$24,570
Apr 22	$21,367	$22,192	$22,592
May 22	$21,328	$22,143	$22,554
Jun 22	$19,398	$20,310	$20,515
Jul 22	$21,173	$22,205	$22,395
Aug 22	$20,109	$21,335	$21,272
Sep 22	$18,136	$19,356	$19,185
Oct 22	$19,629	$20,893	$20,768
Nov 22	$21,165	$22,029	$22,398
Dec 22	$19,983	$20,734	$21,150
Jan 23	$21,385	$22,098	$22,638
Feb 23	$20,812	$21,571	$22,033
Mar 23	$21,809	$22,337	$23,101
Apr 23	$22,172	$22,620	$23,487
May 23	$22,321	$22,768	$23,648
Jun 23	$23,774	$24,286	$25,191
Jul 23	$24,661	$25,122	$26,135
Aug 23	$24,560	$24,698	$26,031
Sep 23	$23,311	$23,540	$24,703
Oct 23	$22,982	$22,998	$24,365
Nov 23	$24,948	$25,167	$26,440
Dec 23	$26,145	$26,353	$27,726
Jan 24	$26,732	$26,763	$28,333
Feb 24	$28,476	$28,199	$30,207
Mar 24	$29,235	$29,096	$31,015
Apr 24	$27,939	$27,895	$29,644
May 24	$29,493	$29,228	$31,283
Jun 24	$30,427	$30,273	$32,293
Jul 24	$30,650	$30,653	$31,128
Aug 24	$31,720	$31,392	$33,665
Sep 24	$32,076	$32,068	$34,045
Oct 24	$31,580	$31,831	$33,517
Nov 24	$33,122	$33,823	$33,674
Dec 24	$31,957	$32,962	$32,483
Jan 25	$32,900	$33,966	$33,438
Feb 25	$32,578	$33,431	$33,127
Mar 25	$30,746	$31,475	$31,263
Apr 25	$30,470	$31,314	$30,987
May 25	$31,879	$33,335	$32,423
Jun 25	$32,960	$35,050	$33,520
Jul 25	$33,197	$35,852	$33,764

Average Annual Return [Table Text Block]
...
1 Year	5 Years	10 Years
Fund NAV...
8.31%	14.34%	12.75%
MSCI USA Index...
16.96	15.67	13.62
MSCI USA Sector Neutral Quality Index (Spliced)...
8.47	14.54	12.94

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 52,856,647,599
Holdings Count | Holding		128
Advisory Fees Paid, Amount		$ 75,086,515
InvestmentCompanyPortfolioTurnover		21.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$52,856,647,599
Number of Portfolio Holdings...
128
Net Investment Advisory Fees...
$75,086,515
Portfolio Turnover Rate...
21%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
33.7%
Financials...
13.2
Consumer Discretionary...
10.3
Communication Services...
10.3
Health Care...
9.2
Industrials...
8.8
Consumer Staples...
5.2
Energy...
2.8
Utilities...
2.4
Real Estate...
2.2
Materials...
1.9
Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
7.8%
Microsoft Corp...
6.9
Apple, Inc...
5.9
Visa, Inc., Class A...
4.1
Mastercard, Inc., Class A...
3.9
Meta Platforms, Inc., Class A...
3.8
Eli Lilly & Co...
3.4
Netflix, Inc...
2.5
TJX Companies, Inc. (The)...
2.3
Alphabet, Inc., Class A...
2.0
Footnote	Description
Footnote(a)	Excludes money market funds.

C000124960
Shareholder Report [Line Items]
Fund Name		iShares MSCI USA Size Factor ETF
Trading Symbol		SIZE
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI USA Size Factor ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI USA Size Factor ETF	$16	0.15%

Expenses Paid, Amount		$ 16
Expense Ratio, Percent		0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund returned 10.86%.

  For the same period, the MSCI USA Index returned 16.96% and the MSCI USA Low Size Index (Spliced) returned 11.06%.

What contributed to performance?

Application software stocks in the information technology sector contributed to the Fund’s performance during the reporting period. Notable contributors included a company specializing in data analysis and artificial intelligence (“AI”), which experienced significant growth in its government and commercial sectors and a firm that provides solutions for in-app advertising, mobile device marketing, and connected TV advertising. Meanwhile, increased demand for consumer electronics, such as smartphones, laptops, and smart appliances, has fueled the companies that manufacture the building blocks for these products in the electronic equipment, instruments, and components firms segment. Stocks in the financials sector were also notable contributors, benefiting from resilient equity markets, rising assets under management, strong trends in wealth management, and high trading volumes. In the industrials sector, aerospace and defense stocks gained amid robust demand for engines and services in commercial aviation, as well as government support for defense spending. Electrical equipment manufacturers benefited as the growth of AI data centers dramatically increased electricity demand.

What detracted from performance?

U.S. healthcare stocks were modest detractors from the Fund’s return during the reporting period, pressured by increasing regulatory scrutiny, tariff threats, and policy upheaval.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	MSCI USA Index	MSCI USA Low Size Index (Spliced)
Jul 15	$10,000	$10,000	$10,000
Aug 15	$9,467	$9,393	$10,173
Sep 15	$9,286	$9,145	$9,979
Oct 15	$9,887	$9,899	$10,627
Nov 15	$9,931	$9,934	$10,674
Dec 15	$9,748	$9,767	$10,479
Jan 16	$9,293	$9,248	$9,989
Feb 16	$9,378	$9,228	$10,082
Mar 16	$10,065	$9,860	$10,823
Apr 16	$10,120	$9,909	$10,883
May 16	$10,299	$10,090	$11,078
Jun 16	$10,404	$10,116	$11,191
Jul 16	$10,739	$10,500	$11,553
Aug 16	$10,725	$10,516	$11,538
Sep 16	$10,685	$10,527	$11,497
Oct 16	$10,446	$10,328	$11,241
Nov 16	$10,866	$10,701	$11,695
Dec 16	$11,047	$10,901	$11,892
Jan 17	$11,257	$11,126	$12,119
Feb 17	$11,707	$11,564	$12,608
Mar 17	$11,676	$11,580	$12,575
Apr 17	$11,788	$11,705	$12,696
May 17	$11,949	$11,865	$12,871
Jun 17	$12,061	$11,939	$12,994
Jul 17	$12,235	$12,183	$13,183
Aug 17	$12,188	$12,222	$13,134
Sep 17	$12,407	$12,472	$13,372
Oct 17	$12,606	$12,757	$13,587
Nov 17	$13,076	$13,146	$14,095
Dec 17	$13,133	$13,288	$14,159
Jan 18	$13,645	$14,051	$14,714
Feb 18	$13,065	$13,535	$14,090
Mar 18	$13,010	$13,205	$14,033
Apr 18	$12,990	$13,258	$14,012
May 18	$13,132	$13,581	$14,166
Jun 18	$13,285	$13,674	$14,332
Jul 18	$13,722	$14,164	$14,806
Aug 18	$14,009	$14,633	$15,117
Sep 18	$14,030	$14,700	$15,141
Oct 18	$13,197	$13,680	$14,242
Nov 18	$13,643	$13,946	$14,726
Dec 18	$12,278	$12,690	$13,255
Jan 19	$13,528	$13,734	$14,607
Feb 19	$14,065	$14,193	$15,189
Mar 19	$14,151	$14,456	$15,282
Apr 19	$14,678	$15,035	$15,855
May 19	$13,672	$14,085	$14,771
Jun 19	$14,700	$15,074	$15,885
Jul 19	$14,856	$15,307	$16,057
Aug 19	$14,359	$15,041	$15,519
Sep 19	$14,725	$15,308	$15,911
Oct 19	$14,914	$15,642	$16,123
Nov 19	$15,466	$16,230	$16,720
Dec 19	$15,847	$16,705	$17,137
Jan 20	$15,656	$16,738	$16,934
Feb 20	$14,293	$15,373	$15,460
Mar 20	$11,687	$13,423	$12,641
Apr 20	$13,298	$15,189	$14,383
May 20	$14,174	$15,979	$15,332
Jun 20	$14,399	$16,344	$15,577
Jul 20	$15,141	$17,314	$15,243
Aug 20	$15,819	$18,614	$17,118
Sep 20	$15,496	$17,919	$16,770
Oct 20	$15,451	$17,453	$16,724
Nov 20	$17,659	$19,472	$19,119
Dec 20	$18,430	$20,276	$19,956
Jan 21	$18,255	$20,087	$19,769
Feb 21	$19,216	$20,612	$20,811
Mar 21	$19,923	$21,388	$21,580
Apr 21	$20,905	$22,552	$22,646
May 21	$21,216	$22,660	$22,988
Jun 21	$21,566	$23,291	$23,372
Jul 21	$21,844	$23,842	$23,676
Aug 21	$22,354	$24,545	$24,231
Sep 21	$21,366	$23,386	$23,164
Oct 21	$22,649	$25,017	$24,555
Nov 21	$22,018	$24,766	$23,872
Dec 21	$23,044	$25,744	$24,987
Jan 22	$21,690	$24,287	$23,521
Feb 22	$21,435	$23,575	$23,248
Mar 22	$21,953	$24,404	$23,812
Apr 22	$20,392	$22,192	$22,120
May 22	$20,494	$22,143	$22,234
Jun 22	$18,583	$20,310	$20,161
Jul 22	$20,239	$22,205	$21,959
Aug 22	$19,582	$21,335	$21,249
Sep 22	$17,719	$19,356	$19,229
Oct 22	$19,273	$20,893	$20,919
Nov 22	$20,461	$22,029	$22,210
Dec 22	$19,395	$20,734	$21,055
Jan 23	$20,997	$22,098	$22,795
Feb 23	$20,294	$21,571	$22,033
Mar 23	$20,170	$22,337	$21,903
Apr 23	$20,032	$22,620	$21,756
May 23	$19,591	$22,768	$21,278
Jun 23	$21,094	$24,286	$22,913
Jul 23	$21,984	$25,122	$23,883
Aug 23	$21,262	$24,698	$23,102
Sep 23	$20,260	$23,540	$22,013
Oct 23	$19,346	$22,998	$21,026
Nov 23	$21,262	$25,167	$23,091
Dec 23	$22,854	$26,353	$24,827
Jan 24	$22,647	$26,763	$24,604
Feb 24	$23,680	$28,199	$25,726
Mar 24	$24,715	$29,096	$26,859
Apr 24	$23,405	$27,895	$25,437
May 24	$24,000	$29,228	$26,080
Jun 24	$23,969	$30,273	$26,059
Jul 24	$24,960	$30,653	$25,258
Aug 24	$25,564	$31,392	$27,793
Sep 24	$26,103	$32,068	$28,382
Oct 24	$25,833	$31,831	$28,095
Nov 24	$27,808	$33,823	$28,154
Dec 24	$26,069	$32,962	$26,402
Jan 25	$27,147	$33,966	$27,499
Feb 25	$26,752	$33,431	$27,104
Mar 25	$25,627	$31,475	$25,960
Apr 25	$25,183	$31,314	$25,510
May 25	$26,411	$33,335	$26,762
Jun 25	$27,360	$35,050	$27,731
Jul 25	$27,672	$35,852	$28,051

Average Annual Return [Table Text Block]
...
1 Year	5 Years	10 Years
Fund NAV...
10.86%	12.82%	10.71%
MSCI USA Index...
16.96	15.67	13.62
MSCI USA Low Size Index (Spliced)...
11.06	12.97	10.87

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 359,301,661
Holdings Count | Holding		547
Advisory Fees Paid, Amount		$ 486,152
InvestmentCompanyPortfolioTurnover		23.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$359,301,661
Number of Portfolio Holdings...
547
Net Investment Advisory Fees...
$486,152
Portfolio Turnover Rate...
23%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
16.3%
Information Technology...
16.2
Financials...
15.4
Health Care...
11.1
Consumer Discretionary...
9.3
Consumer Staples...
6.5
Real Estate...
6.3
Utilities...
5.6
Materials...
4.9
Communication Services...
4.2
Energy...
4.2
Security	Percent of Total InvestmentsFootnote Reference(a)
Chevron Corp...
0.4%
Synopsys, Inc...
0.3
ROBLOX Corp., Class A...
0.3
Western Digital Corp...
0.3
Reddit, Inc., Class A...
0.3
Robinhood Markets, Inc., Class A...
0.3
Seagate Technology Holdings PLC...
0.3
Advanced Micro Devices, Inc...
0.3
Warner Bros Discovery, Inc., Series A...
0.3
Estee Lauder Companies, Inc. (The), Class A...
0.3
Footnote	Description
Footnote(a)	Excludes money market funds.

C000124961
Shareholder Report [Line Items]
Fund Name		iShares MSCI USA Value Factor ETF
Trading Symbol		VLUE
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares MSCI USA Value Factor ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI USA Value Factor ETF	$16	0.15%

Expenses Paid, Amount		$ 16
Expense Ratio, Percent		0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund returned 7.93%.

  For the same period, the MSCI USA Index returned 16.96% and the MSCI USA Enhanced Value Index (Spliced) returned 8.11%.

What contributed to performance?

Stocks in the financials sector were the most significant contributors to the Fund’s performance during the reporting period, benefiting from resilient equity markets, rising assets under management, strong trends in wealth management, and high trading volumes. As diversified banks experienced improved profitability and demonstrated resilience, they raised dividends and announced share buybacks, providing an additional boost. Also contributing were companies within the communications equipment space in the information technology sector. These firms leveraged artificial intelligence (“AI”) to automate network management, enhance product capabilities, and deliver more efficient and intelligent solutions to enterprise and consumer markets. Within the IT services segment, a technology company benefited from its business shift which included strategic investments in AI, hybrid cloud, and software. Further, strong subscriber growth and fiber network expansion supported a large telecommunications company in the communication sector.

What detracted from performance?

U.S. healthcare stocks modestly detracted from the Fund’s return during the reporting period, as they faced increased regulatory scrutiny and policy upheaval. Managed healthcare firms faced additional challenges due to rising utilization and medical costs, as well as changes in reimbursement levels.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	MSCI USA Index	MSCI USA Enhanced Value Index (Spliced)
Jul 15	$10,000	$10,000	$10,000
Aug 15	$9,400	$9,393	$9,961
Sep 15	$9,131	$9,145	$9,676
Oct 15	$9,805	$9,899	$10,393
Nov 15	$9,738	$9,934	$10,324
Dec 15	$9,533	$9,767	$10,108
Jan 16	$8,757	$9,248	$9,284
Feb 16	$8,866	$9,228	$9,402
Mar 16	$9,491	$9,860	$10,067
Apr 16	$9,562	$9,909	$10,144
May 16	$9,703	$10,090	$10,296
Jun 16	$9,584	$10,116	$10,171
Jul 16	$10,018	$10,500	$10,634
Aug 16	$10,140	$10,516	$10,766
Sep 16	$10,214	$10,527	$10,846
Oct 16	$10,088	$10,328	$10,715
Nov 16	$10,792	$10,701	$11,465
Dec 16	$11,028	$10,901	$11,719
Jan 17	$11,176	$11,126	$11,877
Feb 17	$11,690	$11,564	$12,427
Mar 17	$11,556	$11,580	$12,286
Apr 17	$11,578	$11,705	$12,311
May 17	$11,566	$11,865	$12,299
Jun 17	$11,706	$11,939	$12,451
Jul 17	$11,932	$12,183	$12,693
Aug 17	$11,961	$12,222	$12,725
Sep 17	$12,383	$12,472	$13,176
Oct 17	$12,698	$12,757	$13,515
Nov 17	$13,236	$13,146	$14,088
Dec 17	$13,450	$13,288	$14,318
Jan 18	$14,033	$14,051	$14,940
Feb 18	$13,579	$13,535	$14,460
Mar 18	$13,266	$13,205	$14,128
Apr 18	$13,323	$13,258	$14,190
May 18	$13,585	$13,581	$14,470
Jun 18	$13,442	$13,674	$14,318
Jul 18	$13,897	$14,164	$14,805
Aug 18	$14,405	$14,633	$15,349
Sep 18	$14,379	$14,700	$15,323
Oct 18	$13,531	$13,680	$14,422
Nov 18	$13,457	$13,946	$14,344
Dec 18	$11,946	$12,690	$12,734
Jan 19	$13,136	$13,734	$14,006
Feb 19	$13,390	$14,193	$14,278
Mar 19	$13,264	$14,456	$14,143
Apr 19	$13,722	$15,035	$14,634
May 19	$12,402	$14,085	$13,227
Jun 19	$13,575	$15,074	$14,479
Jul 19	$13,803	$15,307	$14,725
Aug 19	$13,191	$15,041	$14,073
Sep 19	$13,822	$15,308	$14,744
Oct 19	$14,209	$15,642	$15,166
Nov 19	$14,733	$16,230	$15,722
Dec 19	$15,227	$16,705	$16,257
Jan 20	$14,650	$16,738	$15,630
Feb 20	$13,231	$15,373	$14,127
Mar 20	$10,781	$13,423	$11,511
Apr 20	$12,002	$15,189	$12,814
May 20	$12,436	$15,979	$13,278
Jun 20	$12,465	$16,344	$13,312
Jul 20	$12,584	$17,314	$12,676
Aug 20	$13,081	$18,614	$13,971
Sep 20	$12,809	$17,919	$13,683
Oct 20	$12,658	$17,453	$13,522
Nov 20	$14,740	$19,472	$15,750
Dec 20	$15,179	$20,276	$16,219
Jan 21	$15,680	$20,087	$16,757
Feb 21	$16,768	$20,612	$17,925
Mar 21	$17,974	$21,388	$19,219
Apr 21	$18,285	$22,552	$19,552
May 21	$18,813	$22,660	$20,120
Jun 21	$18,529	$23,291	$19,817
Jul 21	$18,386	$23,842	$19,666
Aug 21	$18,538	$24,545	$19,829
Sep 21	$17,880	$23,386	$19,128
Oct 21	$18,325	$25,017	$19,605
Nov 21	$18,157	$24,766	$19,429
Dec 21	$19,577	$25,744	$20,955
Jan 22	$19,200	$24,287	$20,555
Feb 22	$18,779	$23,575	$20,107
Mar 22	$18,833	$24,404	$20,166
Apr 22	$17,748	$22,192	$19,009
May 22	$18,437	$22,143	$19,751
Jun 22	$16,406	$20,310	$17,576
Jul 22	$17,378	$22,205	$18,618
Aug 22	$16,763	$21,335	$17,961
Sep 22	$14,963	$19,356	$16,035
Oct 22	$16,929	$20,893	$18,146
Nov 22	$17,914	$22,029	$19,205
Dec 22	$16,810	$20,734	$18,024
Jan 23	$18,006	$22,098	$19,309
Feb 23	$17,303	$21,571	$18,556
Mar 23	$17,228	$22,337	$18,478
Apr 23	$17,039	$22,620	$18,276
May 23	$16,410	$22,768	$17,602
Jun 23	$17,560	$24,286	$18,838
Jul 23	$18,206	$25,122	$19,534
Aug 23	$17,678	$24,698	$18,971
Sep 23	$17,110	$23,540	$18,358
Oct 23	$16,498	$22,998	$17,710
Nov 23	$17,846	$25,167	$19,148
Dec 23	$19,207	$26,353	$20,623
Jan 24	$19,044	$26,763	$20,440
Feb 24	$19,541	$28,199	$20,985
Mar 24	$20,706	$29,096	$22,240
Apr 24	$19,293	$27,895	$20,724
May 24	$19,880	$29,228	$21,346
Jun 24	$19,873	$30,273	$21,353
Jul 24	$20,677	$30,653	$20,962
Aug 24	$20,756	$31,392	$22,299
Sep 24	$21,123	$32,068	$22,696
Oct 24	$20,852	$31,831	$22,404
Nov 24	$22,182	$33,823	$22,491
Dec 24	$20,591	$32,962	$20,881
Jan 25	$21,463	$33,966	$21,784
Feb 25	$21,682	$33,431	$21,997
Mar 25	$20,928	$31,475	$21,235
Apr 25	$20,150	$31,314	$20,447
May 25	$21,006	$33,335	$21,322
Jun 25	$22,381	$35,050	$22,726
Jul 25	$22,317	$35,852	$22,662

Average Annual Return [Table Text Block]
...
1 Year	5 Years	10 Years
Fund NAV...
7.93%	12.14%	8.36%
MSCI USA Index...
16.96	15.67	13.62
MSCI USA Enhanced Value Index (Spliced)...
8.11	12.32	8.53

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 6,613,217,004
Holdings Count | Holding		152
Advisory Fees Paid, Amount		$ 10,316,319
InvestmentCompanyPortfolioTurnover		30.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$6,613,217,004
Number of Portfolio Holdings...
152
Net Investment Advisory Fees...
$10,316,319
Portfolio Turnover Rate...
30%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
32.5%
Financials...
14.7
Consumer Discretionary...
11.1
Industrials...
9.2
Communication Services...
9.0
Health Care...
8.5
Consumer Staples...
5.4
Energy...
3.1
Utilities...
2.2
Real Estate...
2.2
Materials...
2.1
Security	Percent of Total InvestmentsFootnote Reference(a)
Cisco Systems, Inc...
7.0%
Intel Corp...
3.7
General Motors Co...
3.6
Micron Technology, Inc...
3.3
AT&T, Inc...
3.2
Applied Materials, Inc...
2.9
Bank of America Corp...
2.6
Verizon Communications, Inc...
2.4
Citigroup, Inc...
2.3
Ford Motor Co...
2.2
Footnote	Description
Footnote(a)	Excludes money market funds.

C000245481
Shareholder Report [Line Items]
Fund Name		iShares LifePath Retirement ETF
Trading Symbol		IRTR
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares LifePath Retirement ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares LifePath Retirement ETF	$0Footnote Reference(a)	0.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	[6]	$ 0
Expense Ratio, Percent	[6]	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund returned 8.25%.

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 3.38% and the Russell 1000® Index returned 16.54%.

What contributed to performance?

During the reporting period, equity markets registered solid gains, outperforming the modest gains of fixed-income securities. Across the LifePath® vintages, information technology stocks in the U.S. large-capitalization space were the largest driver of returns. Semiconductor stocks gained amid unprecedented demand for artificial intelligence (“AI”) and generative AI, data center expansions, and continued innovation in chips and network solutions, while systems software firms benefited from strong growth in their respective cloud businesses and increasing adoption of AI technologies. Stocks in the financials sector were also notable contributors, benefiting from resilient equity markets, rising assets under management, strong trends in wealth management, and high trading volumes. International developed stocks also benefited performance. Optimism surrounding a historic fiscal stimulus plan targeting infrastructure and defense supported firms in the German industrials space.

The bond allocation also gained during the reporting period. For the retirement and earlier-dated vintages, inflation-protected securities rose as pricing pressures remained elevated and tariff uncertainty raised future pricing expectations.

What detracted from performance?

Given the strength of equity and bond markets during the reporting period, there were no material detractors to the performance of any of the vintages.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	Bloomberg U.S. Aggregate Bond Index	Russell 1000® Index
Sep 23	$10,000	$10,000	$10,000
Oct 23	$9,833	$10,272	$9,964
Nov 23	$10,443	$10,735	$10,894
Dec 23	$10,899	$11,146	$11,434
Jan 24	$10,886	$11,121	$11,593
Feb 24	$10,989	$10,959	$12,221
Mar 24	$11,193	$11,060	$12,616
Apr 24	$10,868	$10,783	$12,078
May 24	$11,176	$10,964	$12,647
Jun 24	$11,317	$11,067	$13,065
Jul 24	$11,565	$11,009	$12,738
Aug 24	$11,783	$11,491	$13,569
Sep 24	$11,979	$11,645	$13,859
Oct 24	$11,714	$11,359	$13,759
Nov 24	$11,996	$11,400	$13,830
Dec 24	$11,778	$11,214	$13,443
Jan 25	$11,919	$11,028	$14,120
Feb 25	$12,061	$11,273	$13,871
Mar 25	$11,901	$11,277	$13,066
Apr 25	$11,948	$11,321	$12,989
May 25	$12,165	$11,237	$13,821
Jun 25	$12,487	$11,410	$14,522
Jul 25	$12,518	$11,380	$14,845

Average Annual Return [Table Text Block]
...
1 Year	Since Fund Inception
Fund NAV...
8.25%	13.38%
Bloomberg U.S. Aggregate Bond Index...
3.38	7.50
Russell 1000® Index...
16.54	24.71

Performance Inception Date		Oct. 17, 2023
No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 24,928,771
Holdings Count | Holding		14
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		18.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$24,928,771
Number of Portfolio Holdings...
14
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
18%

Holdings [Text Block]

Portfolio composition

Ten largest holdings

Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Fixed Income...
59.7%
Domestic Equity...
25.5
International Equity...
14.8
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Russell 1000 ETF...
24.2%
iShares U.S. Treasury Bond ETF...
23.1
iShares MBS ETF...
13.0
iShares 0-5 Year TIPS Bond ETF...
10.5
iShares Core MSCI International Developed Markets ETF...
9.6
iShares 1-5 Year Investment Grade Corporate Bond ETF...
4.5
iShares Core MSCI Emerging Markets ETF...
3.9
iShares 10-20 Year Treasury Bond ETF...
3.5
iShares 5-10 Year Investment Grade Corporate Bond ETF...
3.0
iShares 10+ Year Investment Grade Corporate Bond ETF...
2.1
Footnote	Description
Footnote(a)	Excludes money market funds.

C000245484
Shareholder Report [Line Items]
Fund Name		iShares LifePath Target Date 2030 ETF
Trading Symbol		ITDB
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares LifePath Target Date 2030 ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares LifePath Target Date 2030 ETF	$0Footnote Reference(a)	0.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	[7]	$ 0
Expense Ratio, Percent	[7]	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund returned 9.62%.

  For the same period, the Russell 1000® Index returned 16.54% and the Bloomberg U.S. Aggregate Bond Index returned 3.38%.

What contributed to performance?

During the reporting period, equity markets registered solid gains, outperforming the modest gains of fixed-income securities. Across the LifePath® vintages, information technology stocks in the U.S. large-capitalization space were the largest driver of returns. Semiconductor stocks gained amid unprecedented demand for artificial intelligence (“AI”) and generative AI, data center expansions, and continued innovation in chips and network solutions, while systems software firms benefited from strong growth in their respective cloud businesses and increasing adoption of AI technologies. Stocks in the financials sector were also notable contributors, benefiting from resilient equity markets, rising assets under management, strong trends in wealth management, and high trading volumes. International developed stocks also benefited performance. Optimism surrounding a historic fiscal stimulus plan targeting infrastructure and defense supported firms in the German industrials space.

The bond allocation also gained during the reporting period. For the retirement and earlier-dated vintages, inflation-protected securities rose as pricing pressures remained elevated and tariff uncertainty raised future pricing expectations.

What detracted from performance?

Given the strength of equity and bond markets during the reporting period, there were no material detractors to the performance of any of the vintages.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	Russell 1000® Index	Bloomberg U.S. Aggregate Bond Index
Sep 23	$10,000	$10,000	$10,000
Oct 23	$9,765	$9,964	$10,272
Nov 23	$10,472	$10,894	$10,735
Dec 23	$10,976	$11,434	$11,146
Jan 24	$10,955	$11,593	$11,121
Feb 24	$11,144	$12,221	$10,959
Mar 24	$11,397	$12,616	$11,060
Apr 24	$11,028	$12,078	$10,783
May 24	$11,398	$12,647	$10,964
Jun 24	$11,550	$13,065	$11,067
Jul 24	$11,815	$12,738	$11,009
Aug 24	$12,066	$13,569	$11,491
Sep 24	$12,290	$13,859	$11,645
Oct 24	$12,010	$13,759	$11,359
Nov 24	$12,361	$13,830	$11,400
Dec 24	$12,051	$13,443	$11,214
Jan 25	$12,273	$14,120	$11,028
Feb 25	$12,389	$13,871	$11,273
Mar 25	$12,161	$13,066	$11,277
Apr 25	$12,200	$12,989	$11,321
May 25	$12,521	$13,821	$11,237
Jun 25	$12,901	$14,522	$11,410
Jul 25	$12,951	$14,845	$11,380

Average Annual Return [Table Text Block]
...
1 Year	Since Fund Inception
Fund NAV...
9.62%	15.55%
Russell 1000® Index...
16.54	24.71
Bloomberg U.S. Aggregate Bond Index...
3.38	7.50

Performance Inception Date		Oct. 17, 2023
No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 30,927,104
Holdings Count | Holding		15
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		24.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$30,927,104
Number of Portfolio Holdings...
15
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
24%

Holdings [Text Block]

Portfolio composition

Ten largest holdings

Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Fixed Income...
47.6%
Domestic Equity...
32.8
International Equity...
19.6
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Russell 1000 ETF...
30.5%
iShares U.S. Treasury Bond ETF...
13.7
iShares Core MSCI International Developed Markets ETF...
12.8
iShares MBS ETF...
10.3
iShares 0-5 Year TIPS Bond ETF...
8.5
iShares Core MSCI Emerging Markets ETF...
5.2
iShares 1-5 Year Investment Grade Corporate Bond ETF...
5.2
iShares 10-20 Year Treasury Bond ETF...
3.9
iShares 5-10 Year Investment Grade Corporate Bond ETF...
3.4
iShares 10+ Year Investment Grade Corporate Bond ETF...
2.6
Footnote	Description
Footnote(a)	Excludes money market funds.

C000245485
Shareholder Report [Line Items]
Fund Name		iShares LifePath Target Date 2035 ETF
Trading Symbol		ITDC
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares LifePath Target Date 2035 ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares LifePath Target Date 2035 ETF	$0Footnote Reference(a)	0.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	[8]	$ 0
Expense Ratio, Percent	[8]	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund returned 10.81%.

  For the same period, the Russell 1000® Index returned 16.54% and the Bloomberg U.S. Aggregate Bond Index returned 3.38%.

What contributed to performance?

During the reporting period, equity markets registered solid gains, outperforming the modest gains of fixed-income securities. Across the LifePath® vintages, information technology stocks in the U.S. large-capitalization space were the largest driver of returns. Semiconductor stocks gained amid unprecedented demand for artificial intelligence (“AI”) and generative AI, data center expansions, and continued innovation in chips and network solutions, while systems software firms benefited from strong growth in their respective cloud businesses and increasing adoption of AI technologies. Stocks in the financials sector were also notable contributors, benefiting from resilient equity markets, rising assets under management, strong trends in wealth management, and high trading volumes. International developed stocks also benefited performance. Optimism surrounding a historic fiscal stimulus plan targeting infrastructure and defense supported firms in the German industrials space.

The bond allocation also gained during the reporting period. For the retirement and earlier-dated vintages, inflation-protected securities rose as pricing pressures remained elevated and tariff uncertainty raised future pricing expectations.

What detracted from performance?

Given the strength of equity and bond markets during the reporting period, there were no material detractors to the performance of any of the vintages.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	Russell 1000® Index	Bloomberg U.S. Aggregate Bond Index
Sep 23	$10,000	$10,000	$10,000
Oct 23	$9,720	$9,964	$10,272
Nov 23	$10,487	$10,894	$10,735
Dec 23	$11,018	$11,434	$11,146
Jan 24	$10,994	$11,593	$11,121
Feb 24	$11,250	$12,221	$10,959
Mar 24	$11,536	$12,616	$11,060
Apr 24	$11,141	$12,078	$10,783
May 24	$11,552	$12,647	$10,964
Jun 24	$11,713	$13,065	$11,067
Jul 24	$11,992	$12,738	$11,009
Aug 24	$12,265	$13,569	$11,491
Sep 24	$12,504	$13,859	$11,645
Oct 24	$12,218	$13,759	$11,359
Nov 24	$12,625	$13,830	$11,400
Dec 24	$12,293	$13,443	$11,214
Jan 25	$12,540	$14,120	$11,028
Feb 25	$12,616	$13,871	$11,273
Mar 25	$12,327	$13,066	$11,277
Apr 25	$12,367	$12,989	$11,321
May 25	$12,785	$13,821	$11,237
Jun 25	$13,225	$14,522	$11,410
Jul 25	$13,288	$14,845	$11,380

Average Annual Return [Table Text Block]
...
1 Year	Since Fund Inception
Fund NAV...
10.81%	17.22%
Russell 1000® Index...
16.54	24.71
Bloomberg U.S. Aggregate Bond Index...
3.38	7.50

Performance Inception Date		Oct. 17, 2023
No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 47,190,543
Holdings Count | Holding		15
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		19.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$47,190,543
Number of Portfolio Holdings...
15
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
19%

Holdings [Text Block]

Portfolio composition

Ten largest holdings

Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
40.3%
Domestic Fixed Income...
35.5
International Equity...
24.2
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Russell 1000 ETF...
36.5%
iShares Core MSCI International Developed Markets ETF...
15.9
iShares U.S. Treasury Bond ETF...
13.7
iShares MBS ETF...
9.3
iShares Core MSCI Emerging Markets ETF...
6.5
iShares 1-5 Year Investment Grade Corporate Bond ETF...
4.6
iShares 5-10 Year Investment Grade Corporate Bond ETF...
3.0
iShares 10+ Year Investment Grade Corporate Bond ETF...
3.0
iShares Core U.S. REIT ETF...
2.7
iShares Global Infrastructure ETF...
1.8
Footnote	Description
Footnote(a)	Excludes money market funds.

C000245486
Shareholder Report [Line Items]
Fund Name		iShares LifePath Target Date 2040 ETF
Trading Symbol		ITDD
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares LifePath Target Date 2040 ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares LifePath Target Date 2040 ETF	$0Footnote Reference(a)	0.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	[9]	$ 0
Expense Ratio, Percent	[9]	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund returned 12.01%.

  For the same period, the Russell 1000® Index returned 16.54% and the Bloomberg U.S. Aggregate Bond Index returned 3.38%.

What contributed to performance?

During the reporting period, equity markets registered solid gains, outperforming the modest gains of fixed-income securities. Across the LifePath® vintages, information technology stocks in the U.S. large-capitalization space were the largest driver of returns. Semiconductor stocks gained amid unprecedented demand for artificial intelligence (“AI”) and generative AI, data center expansions, and continued innovation in chips and network solutions, while systems software firms benefited from strong growth in their respective cloud businesses and increasing adoption of AI technologies. Stocks in the financials sector were also notable contributors, benefiting from resilient equity markets, rising assets under management, strong trends in wealth management, and high trading volumes. International developed stocks also benefited performance. Optimism surrounding a historic fiscal stimulus plan targeting infrastructure and defense supported firms in the German industrials space.

The bond allocation also gained during the reporting period. For the retirement and earlier-dated vintages, inflation-protected securities rose as pricing pressures remained elevated and tariff uncertainty raised future pricing expectations.

What detracted from performance?

Given the strength of equity and bond markets during the reporting period, there were no material detractors to the performance of any of the vintages.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	Russell 1000® Index	Bloomberg U.S. Aggregate Bond Index
Sep 23	$10,000	$10,000	$10,000
Oct 23	$9,677	$9,964	$10,272
Nov 23	$10,491	$10,894	$10,735
Dec 23	$11,044	$11,434	$11,146
Jan 24	$11,016	$11,593	$11,121
Feb 24	$11,342	$12,221	$10,959
Mar 24	$11,660	$12,616	$11,060
Apr 24	$11,244	$12,078	$10,783
May 24	$11,694	$12,647	$10,964
Jun 24	$11,863	$13,065	$11,067
Jul 24	$12,149	$12,738	$11,009
Aug 24	$12,440	$13,569	$11,491
Sep 24	$12,694	$13,859	$11,645
Oct 24	$12,410	$13,759	$11,359
Nov 24	$12,867	$13,830	$11,400
Dec 24	$12,493	$13,443	$11,214
Jan 25	$12,791	$14,120	$11,028
Feb 25	$12,831	$13,871	$11,273
Mar 25	$12,485	$13,066	$11,277
Apr 25	$12,525	$12,989	$11,321
May 25	$13,036	$13,821	$11,237
Jun 25	$13,527	$14,522	$11,410
Jul 25	$13,608	$14,845	$11,380

Average Annual Return [Table Text Block]
...
1 Year	Since Fund Inception
Fund NAV...
12.01%	18.79%
Russell 1000® Index...
16.54	24.71
Bloomberg U.S. Aggregate Bond Index...
3.38	7.50

Performance Inception Date		Oct. 17, 2023
No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 39,178,217
Holdings Count | Holding		15
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		17.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$39,178,217
Number of Portfolio Holdings...
15
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
17%

Holdings [Text Block]

Portfolio composition

Ten largest holdings

Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
47.3%
International Equity...
28.6
Domestic Fixed Income...
24.1
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Russell 1000 ETF...
42.2%
iShares Core MSCI International Developed Markets ETF...
18.9
iShares U.S. Treasury Bond ETF...
8.5
iShares Core MSCI Emerging Markets ETF...
7.7
iShares MBS ETF...
6.2
iShares Core U.S. REIT ETF...
3.4
iShares 10+ Year Investment Grade Corporate Bond ETF...
3.2
iShares 1-5 Year Investment Grade Corporate Bond ETF...
2.6
iShares Global Infrastructure ETF...
2.0
iShares Russell 2000 ETF...
1.7
Footnote	Description
Footnote(a)	Excludes money market funds.

C000245487
Shareholder Report [Line Items]
Fund Name		iShares LifePath Target Date 2045 ETF
Trading Symbol		ITDE
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares LifePath Target Date 2045 ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares LifePath Target Date 2045 ETF	$0Footnote Reference(a)	0.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	[10]	$ 0
Expense Ratio, Percent	[10]	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund returned 12.96%.

  For the same period, the Russell 1000® Index returned 16.54% and the Bloomberg U.S. Aggregate Bond Index returned 3.38%.

What contributed to performance?

During the reporting period, equity markets registered solid gains, outperforming the modest gains of fixed-income securities. Across the LifePath® vintages, information technology stocks in the U.S. large-capitalization space were the largest driver of returns. Semiconductor stocks gained amid unprecedented demand for artificial intelligence (“AI”) and generative AI, data center expansions, and continued innovation in chips and network solutions, while systems software firms benefited from strong growth in their respective cloud businesses and increasing adoption of AI technologies. Stocks in the financials sector were also notable contributors, benefiting from resilient equity markets, rising assets under management, strong trends in wealth management, and high trading volumes. International developed stocks also benefited performance. Optimism surrounding a historic fiscal stimulus plan targeting infrastructure and defense supported firms in the German industrials space.

The bond allocation also gained during the reporting period. For the retirement and earlier-dated vintages, inflation-protected securities rose as pricing pressures remained elevated and tariff uncertainty raised future pricing expectations.

What detracted from performance?

Given the strength of equity and bond markets during the reporting period, there were no material detractors to the performance of any of the vintages.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	Russell 1000® Index	Bloomberg U.S. Aggregate Bond Index
Sep 23	$10,000	$10,000	$10,000
Oct 23	$9,634	$9,964	$10,272
Nov 23	$10,488	$10,894	$10,735
Dec 23	$11,060	$11,434	$11,146
Jan 24	$11,037	$11,593	$11,121
Feb 24	$11,435	$12,221	$10,959
Mar 24	$11,778	$12,616	$11,060
Apr 24	$11,336	$12,078	$10,783
May 24	$11,818	$12,647	$10,964
Jun 24	$12,006	$13,065	$11,067
Jul 24	$12,296	$12,738	$11,009
Aug 24	$12,598	$13,569	$11,491
Sep 24	$12,862	$13,859	$11,645
Oct 24	$12,575	$13,759	$11,359
Nov 24	$13,083	$13,830	$11,400
Dec 24	$12,670	$13,443	$11,214
Jan 25	$13,021	$14,120	$11,028
Feb 25	$13,023	$13,871	$11,273
Mar 25	$12,611	$13,066	$11,277
Apr 25	$12,645	$12,989	$11,321
May 25	$13,246	$13,821	$11,237
Jun 25	$13,789	$14,522	$11,410
Jul 25	$13,889	$14,845	$11,380

Average Annual Return [Table Text Block]
...
1 Year	Since Fund Inception
Fund NAV...
12.96%	20.16%
Russell 1000® Index...
16.54	24.71
Bloomberg U.S. Aggregate Bond Index...
3.38	7.50

Performance Inception Date		Oct. 17, 2023
No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 35,222,143
Holdings Count | Holding		14
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		16.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$35,222,143
Number of Portfolio Holdings...
14
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
16%

Holdings [Text Block]

Portfolio composition

Ten largest holdings

Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
54.6%
International Equity...
31.8
Domestic Fixed Income...
13.6
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Russell 1000 ETF...
47.9%
iShares Core MSCI International Developed Markets ETF...
22.2
iShares Core MSCI Emerging Markets ETF...
9.1
iShares Core U.S. REIT ETF...
4.1
iShares U.S. Treasury Bond ETF...
3.8
iShares MBS ETF...
3.6
iShares 10+ Year Investment Grade Corporate Bond ETF...
3.2
iShares Russell 2000 ETF...
2.6
iShares 1-5 Year Investment Grade Corporate Bond ETF...
1.2
iShares 10-20 Year Treasury Bond ETF...
1.0
Footnote	Description
Footnote(a)	Excludes money market funds.

C000245488
Shareholder Report [Line Items]
Fund Name		iShares LifePath Target Date 2050 ETF
Trading Symbol		ITDF
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares LifePath Target Date 2050 ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares LifePath Target Date 2050 ETF	$0Footnote Reference(a)	0.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	[11]	$ 0
Expense Ratio, Percent	[11]	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund returned 14.08%.

  For the same period, the Russell 1000® Index returned 16.54% and the Bloomberg U.S. Aggregate Bond Index returned 3.38%.

What contributed to performance?

During the reporting period, equity markets registered solid gains, outperforming the modest gains of fixed-income securities. Across the LifePath® vintages, information technology stocks in the U.S. large-capitalization space were the largest driver of returns. Semiconductor stocks gained amid unprecedented demand for artificial intelligence (“AI”) and generative AI, data center expansions, and continued innovation in chips and network solutions, while systems software firms benefited from strong growth in their respective cloud businesses and increasing adoption of AI technologies. Stocks in the financials sector were also notable contributors, benefiting from resilient equity markets, rising assets under management, strong trends in wealth management, and high trading volumes. International developed stocks also benefited performance. Optimism surrounding a historic fiscal stimulus plan targeting infrastructure and defense supported firms in the German industrials space.

The bond allocation also gained during the reporting period. For the retirement and earlier-dated vintages, inflation-protected securities rose as pricing pressures remained elevated and tariff uncertainty raised future pricing expectations.

What detracted from performance?

Given the strength of equity and bond markets during the reporting period, there were no material detractors to the performance of any of the vintages.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	Russell 1000® Index	Bloomberg U.S. Aggregate Bond Index
Sep 23	$10,000	$10,000	$10,000
Oct 23	$9,617	$9,964	$10,272
Nov 23	$10,477	$10,894	$10,735
Dec 23	$11,033	$11,434	$11,146
Jan 24	$11,032	$11,593	$11,121
Feb 24	$11,489	$12,221	$10,959
Mar 24	$11,856	$12,616	$11,060
Apr 24	$11,424	$12,078	$10,783
May 24	$11,928	$12,647	$10,964
Jun 24	$12,113	$13,065	$11,067
Jul 24	$12,394	$12,738	$11,009
Aug 24	$12,688	$13,569	$11,491
Sep 24	$12,957	$13,859	$11,645
Oct 24	$12,680	$13,759	$11,359
Nov 24	$13,223	$13,830	$11,400
Dec 24	$12,804	$13,443	$11,214
Jan 25	$13,194	$14,120	$11,028
Feb 25	$13,150	$13,871	$11,273
Mar 25	$12,696	$13,066	$11,277
Apr 25	$12,739	$12,989	$11,321
May 25	$13,419	$13,821	$11,237
Jun 25	$14,016	$14,522	$11,410
Jul 25	$14,139	$14,845	$11,380

Average Annual Return [Table Text Block]
...
1 Year	Since Fund Inception
Fund NAV...
14.08%	21.36%
Russell 1000® Index...
16.54	24.71
Bloomberg U.S. Aggregate Bond Index...
3.38	7.50

Performance Inception Date		Oct. 17, 2023
No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 31,752,360
Holdings Count | Holding		12
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		17.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$31,752,360
Number of Portfolio Holdings...
12
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
17%

Holdings [Text Block]

Portfolio composition

All holdings

Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
59.1%
International Equity...
35.3
Domestic Fixed Income...
5.6
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Russell 1000 ETF...
53.2%
iShares Core MSCI International Developed Markets ETF...
25.0
iShares Core MSCI Emerging Markets ETF...
10.3
iShares 10+ Year Investment Grade Corporate Bond ETF...
3.9
iShares Russell 2000 ETF...
3.4
iShares Core U.S. REIT ETF...
2.5
iShares 1-5 Year Investment Grade Corporate Bond ETF...
0.6
iShares 10-20 Year Treasury Bond ETF...
0.5
iShares 5-10 Year Investment Grade Corporate Bond ETF...
0.4
iShares U.S. Treasury Bond ETF...
0.2
Footnote	Description
Footnote(a)	Excludes money market funds.

C000245489
Shareholder Report [Line Items]
Fund Name		iShares LifePath Target Date 2055 ETF
Trading Symbol		ITDG
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares LifePath Target Date 2055 ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares LifePath Target Date 2055 ETF	$0Footnote Reference(a)	0.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	[12]	$ 0
Expense Ratio, Percent	[12]	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund returned 14.71%.

  For the same period, the Russell 1000® Index returned 16.54% and the Bloomberg U.S. Aggregate Bond Index returned 3.38%.

What contributed to performance?

During the reporting period, equity markets registered solid gains, outperforming the modest gains of fixed-income securities. Across the LifePath® vintages, information technology stocks in the U.S. large-capitalization space were the largest driver of returns. Semiconductor stocks gained amid unprecedented demand for artificial intelligence (“AI”) and generative AI, data center expansions, and continued innovation in chips and network solutions, while systems software firms benefited from strong growth in their respective cloud businesses and increasing adoption of AI technologies. Stocks in the financials sector were also notable contributors, benefiting from resilient equity markets, rising assets under management, strong trends in wealth management, and high trading volumes. International developed stocks also benefited performance. Optimism surrounding a historic fiscal stimulus plan targeting infrastructure and defense supported firms in the German industrials space.

The bond allocation also gained during the reporting period. For the retirement and earlier-dated vintages, inflation-protected securities rose as pricing pressures remained elevated and tariff uncertainty raised future pricing expectations.

What detracted from performance?

Given the strength of equity and bond markets during the reporting period, there were no material detractors to the performance of any of the vintages.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	Russell 1000® Index	Bloomberg U.S. Aggregate Bond Index
Sep 23	$10,000	$10,000	$10,000
Oct 23	$9,609	$9,964	$10,272
Nov 23	$10,470	$10,894	$10,735
Dec 23	$11,023	$11,434	$11,146
Jan 24	$11,023	$11,593	$11,121
Feb 24	$11,501	$12,221	$10,959
Mar 24	$11,873	$12,616	$11,060
Apr 24	$11,443	$12,078	$10,783
May 24	$11,953	$12,647	$10,964
Jun 24	$12,142	$13,065	$11,067
Jul 24	$12,418	$12,738	$11,009
Aug 24	$12,710	$13,569	$11,491
Sep 24	$12,979	$13,859	$11,645
Oct 24	$12,710	$13,759	$11,359
Nov 24	$13,266	$13,830	$11,400
Dec 24	$12,851	$13,443	$11,214
Jan 25	$13,258	$14,120	$11,028
Feb 25	$13,189	$13,871	$11,273
Mar 25	$12,720	$13,066	$11,277
Apr 25	$12,774	$12,989	$11,321
May 25	$13,492	$13,821	$11,237
Jun 25	$14,111	$14,522	$11,410
Jul 25	$14,245	$14,845	$11,380

Average Annual Return [Table Text Block]
...
1 Year	Since Fund Inception
Fund NAV...
14.71%	21.87%
Russell 1000® Index...
16.54	24.71
Bloomberg U.S. Aggregate Bond Index...
3.38	7.50

Performance Inception Date		Oct. 17, 2023
No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 22,282,484
Holdings Count | Holding		8
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$22,282,484
Number of Portfolio Holdings...
8
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
12%

Holdings [Text Block]

Portfolio composition

All holdings

Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
61.1%
International Equity...
37.2
Domestic Fixed Income...
1.7
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Russell 1000 ETF...
56.0%
iShares Core MSCI International Developed Markets ETF...
26.3
iShares Core MSCI Emerging Markets ETF...
10.9
iShares Russell 2000 ETF...
3.8
iShares 10+ Year Investment Grade Corporate Bond ETF...
1.7
iShares Core U.S. REIT ETF...
1.3
Footnote	Description
Footnote(a)	Excludes money market funds.

C000245490
Shareholder Report [Line Items]
Fund Name		iShares LifePath Target Date 2060 ETF
Trading Symbol		ITDH
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares LifePath Target Date 2060 ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares LifePath Target Date 2060 ETF	$0Footnote Reference(a)	0.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	[13]	$ 0
Expense Ratio, Percent	[13]	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund returned 14.82%.

  For the same period, the Russell 1000® Index returned 16.54% and the Bloomberg U.S. Aggregate Bond Index returned 3.38%.

What contributed to performance?

During the reporting period, equity markets registered solid gains, outperforming the modest gains of fixed-income securities. Across the LifePath® vintages, information technology stocks in the U.S. large-capitalization space were the largest driver of returns. Semiconductor stocks gained amid unprecedented demand for artificial intelligence (“AI”) and generative AI, data center expansions, and continued innovation in chips and network solutions, while systems software firms benefited from strong growth in their respective cloud businesses and increasing adoption of AI technologies. Stocks in the financials sector were also notable contributors, benefiting from resilient equity markets, rising assets under management, strong trends in wealth management, and high trading volumes. International developed stocks also benefited performance. Optimism surrounding a historic fiscal stimulus plan targeting infrastructure and defense supported firms in the German industrials space.

The bond allocation also gained during the reporting period. For the retirement and earlier-dated vintages, inflation-protected securities rose as pricing pressures remained elevated and tariff uncertainty raised future pricing expectations.

What detracted from performance?

Given the strength of equity and bond markets during the reporting period, there were no material detractors to the performance of any of the vintages.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	Russell 1000® Index	Bloomberg U.S. Aggregate Bond Index
Sep 23	$10,000	$10,000	$10,000
Oct 23	$9,609	$9,964	$10,272
Nov 23	$10,470	$10,894	$10,735
Dec 23	$11,023	$11,434	$11,146
Jan 24	$11,023	$11,593	$11,121
Feb 24	$11,501	$12,221	$10,959
Mar 24	$11,874	$12,616	$11,060
Apr 24	$11,443	$12,078	$10,783
May 24	$11,954	$12,647	$10,964
Jun 24	$12,143	$13,065	$11,067
Jul 24	$12,418	$12,738	$11,009
Aug 24	$12,709	$13,569	$11,491
Sep 24	$12,978	$13,859	$11,645
Oct 24	$12,710	$13,759	$11,359
Nov 24	$13,269	$13,830	$11,400
Dec 24	$12,855	$13,443	$11,214
Jan 25	$13,266	$14,120	$11,028
Feb 25	$13,193	$13,871	$11,273
Mar 25	$12,723	$13,066	$11,277
Apr 25	$12,778	$12,989	$11,321
May 25	$13,502	$13,821	$11,237
Jun 25	$14,123	$14,522	$11,410
Jul 25	$14,259	$14,845	$11,380

Average Annual Return [Table Text Block]
...
1 Year	Since Fund Inception
Fund NAV...
14.82%	21.94%
Russell 1000® Index...
16.54	24.71
Bloomberg U.S. Aggregate Bond Index...
3.38	7.50

Performance Inception Date		Oct. 17, 2023
No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 16,691,365
Holdings Count | Holding		8
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$16,691,365
Number of Portfolio Holdings...
8
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
12%

Holdings [Text Block]

Portfolio composition

All holdings

Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
61.6%
International Equity...
37.4
Domestic Fixed Income...
1.0
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Russell 1000 ETF...
56.6%
iShares Core MSCI International Developed Markets ETF...
26.5
iShares Core MSCI Emerging Markets ETF...
10.9
iShares Russell 2000 ETF...
3.9
iShares Core U.S. REIT ETF...
1.1
iShares 10+ Year Investment Grade Corporate Bond ETF...
1.0
Footnote	Description
Footnote(a)	Excludes money market funds.

C000245482
Shareholder Report [Line Items]
Fund Name		iShares LifePath Target Date 2065 ETF
Trading Symbol		ITDI
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares LifePath Target Date 2065 ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares LifePath Target Date 2065 ETF	$0Footnote Reference(a)	0.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	[14]	$ 0
Expense Ratio, Percent	[14]	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund returned 14.82%.

  For the same period, the Russell 1000® Index returned 16.54% and the Bloomberg U.S. Aggregate Bond Index returned 3.38%.

What contributed to performance?

During the reporting period, equity markets registered solid gains, outperforming the modest gains of fixed-income securities. Across the LifePath® vintages, information technology stocks in the U.S. large-capitalization space were the largest driver of returns. Semiconductor stocks gained amid unprecedented demand for artificial intelligence (“AI”) and generative AI, data center expansions, and continued innovation in chips and network solutions, while systems software firms benefited from strong growth in their respective cloud businesses and increasing adoption of AI technologies. Stocks in the financials sector were also notable contributors, benefiting from resilient equity markets, rising assets under management, strong trends in wealth management, and high trading volumes. International developed stocks also benefited performance. Optimism surrounding a historic fiscal stimulus plan targeting infrastructure and defense supported firms in the German industrials space.

The bond allocation also gained during the reporting period. For the retirement and earlier-dated vintages, inflation-protected securities rose as pricing pressures remained elevated and tariff uncertainty raised future pricing expectations.

What detracted from performance?

Given the strength of equity and bond markets during the reporting period, there were no material detractors to the performance of any of the vintages.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	Russell 1000® Index	Bloomberg U.S. Aggregate Bond Index
Sep 23	$10,000	$10,000	$10,000
Oct 23	$9,609	$9,964	$10,272
Nov 23	$10,470	$10,894	$10,735
Dec 23	$11,023	$11,434	$11,146
Jan 24	$11,023	$11,593	$11,121
Feb 24	$11,501	$12,221	$10,959
Mar 24	$11,874	$12,616	$11,060
Apr 24	$11,443	$12,078	$10,783
May 24	$11,954	$12,647	$10,964
Jun 24	$12,143	$13,065	$11,067
Jul 24	$12,418	$12,738	$11,009
Aug 24	$12,709	$13,569	$11,491
Sep 24	$12,978	$13,859	$11,645
Oct 24	$12,710	$13,759	$11,359
Nov 24	$13,269	$13,830	$11,400
Dec 24	$12,855	$13,443	$11,214
Jan 25	$13,266	$14,120	$11,028
Feb 25	$13,193	$13,871	$11,273
Mar 25	$12,723	$13,066	$11,277
Apr 25	$12,778	$12,989	$11,321
May 25	$13,501	$13,821	$11,237
Jun 25	$14,123	$14,522	$11,410
Jul 25	$14,258	$14,845	$11,380

Average Annual Return [Table Text Block]
...
1 Year	Since Fund Inception
Fund NAV...
14.82%	21.93%
Russell 1000® Index...
16.54	24.71
Bloomberg U.S. Aggregate Bond Index...
3.38	7.50

Performance Inception Date		Oct. 17, 2023
No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 12,515,691
Holdings Count | Holding		8
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$12,515,691
Number of Portfolio Holdings...
8
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
12%

Holdings [Text Block]

Portfolio composition

All holdings

Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
61.6%
International Equity...
37.4
Domestic Fixed Income...
1.0
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Russell 1000 ETF...
56.6%
iShares Core MSCI International Developed Markets ETF...
26.5
iShares Core MSCI Emerging Markets ETF...
10.9
iShares Russell 2000 ETF...
3.9
iShares Core U.S. REIT ETF...
1.1
iShares 10+ Year Investment Grade Corporate Bond ETF...
1.0
Footnote	Description
Footnote(a)	Excludes money market funds.

C000254668
Shareholder Report [Line Items]
Fund Name		iShares LifePath Target Date 2070 ETF
Trading Symbol		ITDJ
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about iShares LifePath Target Date 2070 ETF (the “Fund”) for the period of November 12, 2024 to July 31, 2025
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares LifePath Target Date 2070 ETF	$0Footnote Reference(a)Footnote Reference(b)	0.00%Footnote Reference(b)Footnote Reference(c)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period.
Footnote(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(c)	Annualized

Expenses Paid, Amount	[15],[16]	$ 0
Expense Ratio, Percent	[15],[17]	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period?

  For the reporting period ended July 31, 2025, the Fund returned 8.76%.

  For the same period, the Russell 1000® Index returned 6.64% and the Bloomberg U.S. Aggregate Bond Index returned 3.52%.

What contributed to performance?

During the reporting period, equity markets registered solid gains, outperforming the modest gains of fixed-income securities. Across the LifePath® vintages, information technology stocks in the U.S. large-capitalization space were the largest driver of returns. Semiconductor stocks gained amid unprecedented demand for artificial intelligence (“AI”) and generative AI, data center expansions, and continued innovation in chips and network solutions, while systems software firms benefited from strong growth in their respective cloud businesses and increasing adoption of AI technologies. Stocks in the financials sector were also notable contributors, benefiting from resilient equity markets, rising assets under management, strong trends in wealth management, and high trading volumes. International developed stocks also benefited performance. Optimism surrounding a historic fiscal stimulus plan targeting infrastructure and defense supported firms in the German industrials space.

The bond allocation also gained during the reporting period. For the retirement and earlier-dated vintages, inflation-protected securities rose as pricing pressures remained elevated and tariff uncertainty raised future pricing expectations.

What detracted from performance?

Given the strength of equity and bond markets during the reporting period, there were no material detractors to the performance of any of the vintages.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	Russell 1000® Index	Bloomberg U.S. Aggregate Bond Index
Nov-24	$10,000	$10,000	$10,000
Nov-24	$10,123	$9,936	$10,369
Dec-24	$9,807	$9,658	$10,200
Jan-25	$10,120	$10,144	$10,031
Feb-25	$10,064	$9,965	$10,254
Mar-25	$9,705	$9,387	$10,257
Apr-25	$9,748	$9,331	$10,298
May-25	$10,299	$9,929	$10,222
Jun-25	$10,773	$10,433	$10,378
Jul-25	$10,876	$10,664	$10,352

No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet		$ 3,776,077
Holdings Count | Holding		8
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		8.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$3,776,077
Number of Portfolio Holdings...
8
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
8%

Holdings [Text Block]

Portfolio composition

Sector	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
61.6%
International Equity...
37.4
Domestic Fixed Income...
1.0
Footnote	Description
Footnote(a)	Excludes money market funds.

All holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Russell 1000 ETF...
56.6%
iShares Core MSCI International Developed Markets ETF...
26.5
iShares Core MSCI Emerging Markets ETF...
10.9
iShares Russell 2000 ETF...
3.9
iShares Core U.S. REIT ETF...
1.1
iShares 10+ Year Investment Grade Corporate Bond ETF...
1.0

[1]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[2]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[3]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[4]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[5]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[6]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[7]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[8]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[9]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[10]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[11]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[12]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[13]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[14]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[15]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[16]	The Fund commenced operations during the reporting period.
[17]	Annualized